            As filed with the Securities and           Registration No. 333-
   Exchange Commission on August 30, 2001.                       811-10487
===========================================================================
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C.  20549

                             -----------------------
                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [x]
                           Pre-Effective Amendment No.             [ ]

                         Post-Effective Amendment No.              [ ]
                                     and/or
             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                      [x]

                               Amendment No.                       [ ]

                     (Check appropriate box or boxes)
                            ------------------------
                            HOTCHKIS AND WILEY FUNDS

               (Exact name of registrant as specified in charter)
   725 S. Figueroa Street, Suite 3900
         Los Angeles, California                                    90017-5400
(Address of Principal Executive Offices)                             (Zip Code)
       Registrant's Telephone Number, including Area Code (213) 430-1000

                                Anna Marie Lopez
                       725 S. Figueroa Street, Suite 3900
                       Los Angeles, California 90017-5400
                    (Name and address of Agent for Service)
                                with a copy to:
                            Karin Jagel Flynn, Esq.
                           Gardner, Carton & Douglas
                             321 North Clark Street
                             Chicago, IL 60610-4795
         Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement.

================================================================================
Title of Securities Being Registered..............Shares of Beneficial Interest,
                                                    $.001 par value per share.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

                                   PROSPECTUS
                                           , 2001

[LOGO]

HOTCHKIS AND WILEY LARGE CAP VALUE FUND
Seeks current income and long-term growth of income, as well as capital appreciation. The Fund invests primarily in common stocks of large cap U.S. companies.

HOTCHKIS AND WILEY MID-CAP VALUE FUND
Seeks capital appreciation. The Fund invests primarily in common stocks of mid-cap U.S. companies.

HOTCHKIS AND WILEY SMALL CAP VALUE FUND
Seeks capital appreciation. The Fund invests primarily in common stocks of small cap U.S. companies.

The Funds are separate portfolios of the Hotchkis and Wiley Funds.

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or the accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

                                                             PAGE

FUND FACTS
-----------------------------------------------------------------

About the Funds.............................................    2
Risk/Return Bar Chart.......................................    5
Fees and Expenses...........................................    9

ABOUT THE DETAILS
-----------------------------------------------------------------

How the Funds Invest........................................   14
Investment Risks............................................   15
Statement of Additional Information.........................   17

ACCOUNT CHOICES
-----------------------------------------------------------------

Pricing of Shares...........................................   18
How to Buy, Sell, Transfer and Exchange Shares..............   22
How Shares Are Priced.......................................   27
Fee-Based Programs..........................................   27
Dividends and Taxes.........................................   28

THE MANAGEMENT TEAM
-----------------------------------------------------------------

Management of the Funds.....................................   29
Financial Highlights........................................

TO LEARN MORE
-----------------------------------------------------------------

Shareholder Reports....................................Back Cover
Statement of Additional Information....................Back Cover

                            HOTCHKIS AND WILEY FUNDS

Fund Facts
ABOUT THE FUNDS
--------------------------------------------------------------------------------

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The Hotchkis and Wiley Large Cap Value Fund's ("Large Cap Value Fund") investment objective is current income and long-term growth of income, as well as capital appreciation.

The Hotchkis and Wiley Mid-Cap Value Fund's ("Mid-Cap Value Fund") investment objective is capital appreciation.

The Hotchkis and Wiley Small Cap Value Fund's ("Small Cap Value Fund") investment objective is capital appreciation.

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

The Large Cap Value Fund invests at least 80% of its net assets in common stocks of large capitalization U.S. companies. Hotchkis and Wiley Capital Management, LLC (the "Advisor") currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000 Index.

The Mid-Cap Value Fund invests at least 80% of its net assets in common stocks of mid capitalization U.S. companies. The Advisor currently considers mid-cap companies to be those with market capitalizations like those found in the Russell Midcap Index.

The Small Cap Value Fund invests at least 80% of its net assets in common stocks of small capitalization U.S. companies. The Advisor currently considers small cap companies to be those with market capitalizations of $3 billion or less.

Each Fund may purchase securities in initial public offerings ("IPOs").

VALUE INVESTING:

In investing the assets of each Fund, the Advisor follows a value style. This means that the Advisor buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Value characteristics normally include:

      - low PRICE-TO-EARNINGS RATIO relative to the market

      - high CASH DIVIDEND OR PAYOUT YIELD relative to the market

      - low PRICE-TO-BOOK VALUE RATIO relative to the market

The different Funds emphasize these characteristics in different degrees depending on investment objective and market capitalization focus.

In most equity markets, a large number of stocks are "mispriced" by investors due to emotional investment decisions or limited Wall Street research coverage. Stocks may be "undervalued" because they are part of an industry that is out of favor with investors generally. Even in those industries, though, individual companies may have high rates of growth of earnings and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries. The portfolio managers exploit these inefficiencies by employing a disciplined bottom-up, value-oriented investment style with an emphasis on internally generated fundamental research. The investment

 2                          HOTCHKIS AND WILEY FUNDS

Fund Facts

process is designed to expose the Funds to value factors which the portfolio managers believe will lead to attractive risk-adjusted returns.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

As with any mutual fund, the value of a Fund's investments, and therefore the value of Fund shares, may go down. These changes may occur because a particular stock or stock market in which a Fund invests is falling. Also, Fund management may select securities which underperform the stock market or other funds with similar investment objectives and investment strategies. Generally, the stock prices of small and mid-size companies vary more than the stock prices of large companies and may present above average risk. If the value of a Fund's investments goes down, you may lose money. We cannot guarantee that a Fund will achieve its investment objective.

The Funds' value discipline sometimes prevents or limits investments in stocks that are in well-known indexes, like the S&P 500 Index, the Russell 1000 Index, the Russell Midcap Index or the Russell 2000 Index. Also, the returns of the Large Cap Value Fund, the Mid-Cap Value Fund and the Small Cap Value Fund will not necessarily be similar to the returns of the S&P 500 Index or the Russell 1000 Index, the Russell Midcap Index or the Russell 2000 Index, respectively.

Securities of small and mid cap companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing in securities of small or mid cap companies requires a long-term view. Securities purchased in IPOs may not be available in sufficient quantity to affect a Fund's performance, and may produce losses.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

See "Investment Risks" for more information about the risks associated with each Fund.

WHO SHOULD INVEST?

The Large Cap Value Fund may be an appropriate investment for you if you:

      - Are seeking capital appreciation and can withstand the share price volatility of equity investing.

      - Are seeking a diversified portfolio of equity securities.

      - Want a professionally managed and diversified portfolio.

      - Are willing to accept the risk that the value of your investment may decline in order to seek current income and long-term growth of income, as well as capital appreciation.

      - Are prepared to receive taxable dividends.

                            HOTCHKIS AND WILEY FUNDS                           3

Fund Facts

The Mid-Cap Value Fund may be an appropriate investment for you if you:

      - Are seeking capital appreciation and can withstand the share price volatility of equity investing.

      - Are seeking to diversify a portfolio of equity securities to include stocks with market capitalizations like those found in the Russell Midcap Index.

      - Want a professionally managed and diversified portfolio.

      - Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation.

      - Are not looking for current income.

      - Are prepared to receive taxable dividends.

The Small Cap Value Fund may be an appropriate investment for you if you:

      - Are seeking capital appreciation and can withstand the share price volatility of equity investing.

      - Are seeking to diversify a portfolio of equity securities to include small capitalization stocks.

      - Want a professionally managed and diversified portfolio.

      - Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation.

      - Are not looking for current income.

      - Are prepared to receive taxable dividends.

 4                          HOTCHKIS AND WILEY FUNDS

Fund Facts

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The Funds were organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the "Mercury HW Funds"). The investment objectives and policies of the Mercury HW Funds are substantially similar to those of the Funds. The Funds have the same portfolio managers as the Mercury HW Funds.

The bar charts and tables on the following pages provide some indication of the risks of investing in the Funds by showing changes in the Mercury HW Funds' performance from year to year and by showing how each Fund's average annual total returns for 1, 5 and 10 years (or for the life of the Fund if less than 5 or 10 years) compare with those of a broad measure of market performance. The bar charts reflect the actual performance of the Class I shares of the Mercury HW Funds (which are comparable to Class I shares of the Funds), but do not reflect the estimated annual operating expenses of the Funds, which may be different. They also don't reflect any sales charges that may have applied. Class I shares of the Funds do not have sales charges. The average annual total returns also are for the Class I shares of the Mercury HW Funds, but do not reflect any sales charges that may have applied. How a Mercury HW Fund performed in the past is not necessarily an indication of how the Funds will perform in the future.

                            HOTCHKIS AND WILEY FUNDS                           5

Fund Facts

                              LARGE CAP VALUE FUND

1991                                                                            34.62%
1992                                                                            13.95%
1993                                                                            15.78%
1994                                                                            -3.49%
1995                                                                            34.43%
1996                                                                            17.39%
1997                                                                            31.16%
1998                                                                             4.34%
1999                                                                            -2.35%
2000                                                                             9.18%

During the period shown in the bar chart, the highest return for a quarter was 17.70% (quarter ended March 31, 1991) and the lowest return for a quarter was -11.52% (quarter ended September 30, 1999). The year-to-date return as of June 30, 2001 was 9.32%.

                AVERAGE ANNUAL TOTAL RETURNS                    PAST         PAST          PAST        SINCE
         (FOR THE PERIODS ENDED DECEMBER 31, 2000)            ONE YEAR    FIVE YEARS    TEN YEARS    INCEPTION
--------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE FUND                                            9.18%       11.36%       14.72%       10.87%(1)
 S&P 500 INDEX                                                  -9.19%       18.42%       17.50%       14.21%(1)
 RUSSELL 1000 INDEX                                             -7.79%       18.17%       17.67%       14.39%(2)
--------------------------------------------------------------------------------------------------------------

The S&P 500 Index is a capital weighted, unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

(1)  Since June 24, 1987.

(2)  Since July 1, 1987.

 6                          HOTCHKIS AND WILEY FUNDS

Fund Facts

1997                                                                             32.44
1998                                                                            -10.26
1999                                                                             16.87
2000                                                                             44.28

During the period shown in the bar chart, the highest return for a quarter was 26.36% (quarter ended June 30, 1999) and the lowest return for a quarter was -17.56% (quarter ended September 30, 1998). The year-to-date return as of June 30, 2001 was 12.17%.

                AVERAGE ANNUAL TOTAL RETURNS                     PAST        SINCE
         (FOR THE PERIODS ENDED DECEMBER 31, 2000)             ONE YEAR    INCEPTION
------------------------------------------------------------------------------------
 MID-CAP VALUE FUND                                             44.23%     18.97%(1)
 RUSSELL MIDCAP INDEX                                            8.25%     16.11%(2)
------------------------------------------------------------------------------------

The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

(1) Since January 2, 1997.

(2) Since January 1, 1997.

                            HOTCHKIS AND WILEY FUNDS                           7

Fund Facts

                              SMALL CAP VALUE FUND

1991                                                                             48.24%
1992                                                                             13.73%
1993                                                                             12.69%
1994                                                                              1.12%
1995                                                                             10.43%
1996                                                                             14.28%
1997                                                                             39.52%
1998                                                                            -15.56%
1999                                                                            -12.53%
2000                                                                             27.51%

During the period shown in the bar chart, the highest return for a quarter was 25.72% (quarter ended June 30, 1999) and the lowest return for a quarter was -26.96% (quarter ended September 30, 1998). The year-to-date return as of June 30, 2001 was 22.61%.

                AVERAGE ANNUAL TOTAL RETURNS                     PAST         PAST          PAST        SINCE
         (FOR THE PERIODS ENDED DECEMBER 31, 2000)             ONE YEAR    FIVE YEARS    TEN YEARS    INCEPTION
---------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE FUND                                             27.51%        8.47%        13.06%   11.12%(1)
 RUSSELL 2000 INDEX                                               -3.02%       10.31%        15.53%   11.94%(1)
---------------------------------------------------------------------------------------------------------------

The Russell 2000 Index is a stock market index comprised of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

(1) Since September 20, 1985.

 8                          HOTCHKIS AND WILEY FUNDS

Fund Facts

FEES AND EXPENSES
--------------------------------------------------------------------------------

The Funds offer four different classes of shares. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial consultant, selected securities dealer or other financial intermediary can help you with this decision.

THESE TABLES SHOW THE DIFFERENT FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD THE DIFFERENT CLASSES OF SHARES OF A FUND. FUTURE EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED BELOW.

LARGE CAP VALUE FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(a):       CLASS I       CLASS A       CLASS B(b)      CLASS C
-------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on purchases (as a
percentage of offering price)                                        None          5.25%(c)      None            None
-------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, whichever is
lower)                                                               None(d)       None(d)       4.00%(c)        1.00%(c)
-------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on Dividend Reinvestments        None          None          None            None
-------------------------------------------------------------------------------------------------------------------------
Redemption Fee                                                       None          None          None            None
-------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                         None          None          None            None
-------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM THE FUND'S TOTAL ASSETS):
-------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES(e)                                                   0.75%         0.75%         0.75%           0.75%
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION AND/OR SERVICE (12b-1) FEES(f)                          None          0.25%         1.00%           1.00%
-------------------------------------------------------------------------------------------------------------------------
Other Expenses (including transfer agency fees)                      %             %             %               %
-------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 %             %             %               %
-------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(e)                           %             %             %               %
-------------------------------------------------------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES(e)                                0.95%         1.20%         1.95%           1.95%
-------------------------------------------------------------------------------------------------------------------------

(a) Certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares.
     See "How to Buy, Sell, Transfer and Exchange Shares."
(b) Class B shares automatically convert to Class A shares about eight years after you buy them and will no longer be subject to distribution fees.
(c) Some investors may qualify for reductions in the sales charge (load).
(d) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.
(e) The Advisor has contractually agreed to waive management fees and/or reimburse expenses through June 30, 2002, as shown in the table. The net annual operating expenses reflect the Advisor's estimate of expenses that will actually be incurred during the Fund's current fiscal year, restated to reflect the contractual fee waiver and/or expense reimbursement in effect for the Mercury HW Large Cap
     Value Fund for the fiscal year ended June 30, 2001.
(f)  The Fund calls the "Service Fee" an "Account Maintenance
     Fee." Account Maintenance Fee is the term used elsewhere in this prospectus and in all other Fund materials. If you hold
     Class B or C shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.

                            HOTCHKIS AND WILEY FUNDS                           9

Fund Facts

MID-CAP VALUE FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(a):  CLASS I        CLASS A       CLASS B(b)      CLASS C
---------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on purchases (as a
percentage of offering price)                                   None           5.25%(c)      None            None
---------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, whichever is
lower)                                                          None(d)        None(d)       4.00%(c)        1.00%(c)
---------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on Dividend Reinvestments   None           None          None            None
---------------------------------------------------------------------------------------------------------------------
Redemption Fee                                                  None           None          None            None
---------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                    None           None          None            None
---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM THE FUND'S TOTAL ASSETS):
---------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES(e)                                              0.75%          0.75%         0.75%           0.75%
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTION AND/OR SERVICE (12b-1) FEES(f)                     None           0.25%         1.00%           1.00%
---------------------------------------------------------------------------------------------------------------------
Other Expenses (including transfer agency fees)                 %              %             %               %
---------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                            %              %             %               %
---------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(e)                      %              %             %               %
---------------------------------------------------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES(e)                           1.15%          1.40%         2.15%           2.15%
---------------------------------------------------------------------------------------------------------------------

(a) Certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares.
     See "How to Buy, Sell, Transfer and Exchange Shares."
(b) Class B shares automatically convert to Class A shares about eight years after you buy them and will no longer be subject to distribution fees.
(c) Some investors may qualify for reductions in the sales charge (load).
(d) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.
(e) The Advisor has contractually agreed to waive management fees and/or reimburse expenses through June 30, 2002, as shown in the table. The net annual operating expenses reflect the Advisor's estimate of expenses that will actually be incurred during the Fund's current fiscal year, restated to reflect the contractual fee waiver and/or expense reimbursement in effect for the Mercury HW Mid-Cap
     Value Fund for the fiscal year ended June 30, 2001.
(f)  The Fund calls the "Service Fee" an "Account Maintenance
     Fee." Account Maintenance Fee is the term used elsewhere in this prospectus and in all other Fund materials. If you hold
     Class B or C shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.

 10                         HOTCHKIS AND WILEY FUNDS

Fund Facts

SMALL CAP VALUE FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(a):       CLASS I       CLASS A       CLASS B(b)      CLASS C
-------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on purchases (as a
percentage of offering price)                                        None          5.25%(c)      None            None
-------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, whichever is
lower)                                                               None(d)       None(d)       4.00%(c)        1.00%(c)
-------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on Dividend Reinvestments        None          None          None            None
-------------------------------------------------------------------------------------------------------------------------
Redemption Fee                                                       None          2.00%(e)      2.00%(e)        2.00%(e)
-------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                         None          None          None            None
-------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM THE FUND'S TOTAL ASSETS):
-------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES(f)                                                   0.75%         0.75%         0.75%           0.75%
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION AND/OR SERVICE (12b-1) FEES(g)                          None          0.25%         1.00%           1.00%
-------------------------------------------------------------------------------------------------------------------------
Other Expenses (including transfer agency fees)                      %             %             %               %
-------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 %             %             %               %
-------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(f)                           %             %             %               %
-------------------------------------------------------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES(f)                                1.25%         1.50%         2.25%           2.25%
-------------------------------------------------------------------------------------------------------------------------

(a) Certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares.
     See "How to Buy, Sell, Transfer and Exchange Shares."
(b) Class B shares automatically convert to Class A shares about eight years after you buy them and will no longer be subject to distribution fees.
(c) Some investors may qualify for reductions in the sales charge (load).
(d) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.
(e)  For redemptions of Small Cap Value Fund shares made within
     60 days of purchase.
(f) The Advisor has contractually agreed to waive management fees and/or reimburse expenses through June 30, 2002, as shown in the table. The net annual operating expenses reflect the Advisor's estimate of expenses that will actually be incurred during the Fund's current fiscal year, restated to reflect the contractual fee waiver and/or expense reimbursement in effect for the Mercury HW Small Cap
     Value Fund for the fiscal year ended June 30, 2001.
(g)  The Fund calls the "Service Fee" an "Account Maintenance
     Fee." Account Maintenance Fee is the term used elsewhere in this prospectus and in all other Fund materials. If you hold
     Class B or C shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.

                            HOTCHKIS AND WILEY FUNDS                          11

Fund Facts

EXAMPLES:

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to that particular class and that the Funds' operating expenses remain the same except for the expense reimbursement in effect for the first year. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

LARGE CAP VALUE FUND

Expenses if you did redeem your shares:

                                                               CLASS I           CLASS A           CLASS B           CLASS C
-----------------------------------------------------------------------------------------------------------------------------
 ONE YEAR                                                      $                 $                 $                 $
-----------------------------------------------------------------------------------------------------------------------------
 THREE YEARS                                                   $                 $                 $                 $
-----------------------------------------------------------------------------------------------------------------------------

Expenses if you did not redeem your shares:

                                                               CLASS I           CLASS A           CLASS B           CLASS C
-----------------------------------------------------------------------------------------------------------------------------
 ONE YEAR                                                      $                 $                 $                 $
-----------------------------------------------------------------------------------------------------------------------------
 THREE YEARS                                                   $                 $                 $                 $
-----------------------------------------------------------------------------------------------------------------------------

 12                         HOTCHKIS AND WILEY FUNDS

Fund Facts

MID-CAP VALUE FUND

Expenses if you did redeem your shares:

                                                               CLASS I           CLASS A           CLASS B           CLASS C
-----------------------------------------------------------------------------------------------------------------------------
 ONE YEAR                                                      $                 $                 $                 $
-----------------------------------------------------------------------------------------------------------------------------
 THREE YEARS                                                   $                 $                 $                 $
-----------------------------------------------------------------------------------------------------------------------------

Expenses if you did not redeem your shares:

                                                               CLASS I           CLASS A           CLASS B           CLASS C
-----------------------------------------------------------------------------------------------------------------------------
 ONE YEAR                                                      $                 $                 $                 $
-----------------------------------------------------------------------------------------------------------------------------
 THREE YEARS                                                   $                 $                 $                 $
-----------------------------------------------------------------------------------------------------------------------------

SMALL CAP VALUE FUND

Expenses if you did redeem your shares:

                                                               CLASS I           CLASS A           CLASS B           CLASS C
-----------------------------------------------------------------------------------------------------------------------------
 ONE YEAR                                                      $                 $                 $                 $
-----------------------------------------------------------------------------------------------------------------------------
 THREE YEARS                                                   $                 $                 $                 $
-----------------------------------------------------------------------------------------------------------------------------

Expenses if you did not redeem your shares:

                                                               CLASS I           CLASS A           CLASS B           CLASS C
-----------------------------------------------------------------------------------------------------------------------------
 ONE YEAR                                                      $                 $                 $                 $
-----------------------------------------------------------------------------------------------------------------------------
 THREE YEARS                                                   $                 $                 $                 $
-----------------------------------------------------------------------------------------------------------------------------

                            HOTCHKIS AND WILEY FUNDS                          13

About the Details
HOW THE FUNDS INVEST
--------------------------------------------------------------------------------

LARGE CAP VALUE FUND

The Large Cap Value Fund's investment objective is current income and long-term growth of income, as well as capital appreciation.

The Large Cap Value Fund invests at least 80% of the Fund's net assets in common stocks of large cap U.S. companies under normal circumstances. We consider large cap companies to be those with market capitalizations like those found in the Russell 1000 Index. The market capitalization range of the Index changes constantly, but as of June 30, 2001, the range was from $730 million to $484,240 million. Market capitalization is measured at the time of initial purchase; the range of market capitalization may change at our discretion to reflect industry norms. Some of these securities may be purchased in IPOs. Normally, the Fund invests at least 80% of its net assets in stocks that have a high cash dividend or payout yield relative to the market. Payout yield is defined as dividend yield plus net share repurchases.

In addition to these principal investments the Fund can invest up to 20% of its total assets in foreign securities. It also may invest in stocks that don't pay dividends, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential.

MID-CAP VALUE FUND

The Mid-Cap Value Fund's investment objective is capital appreciation.

The Mid-Cap Value Fund invests at least 80% of the Fund's net assets in common stocks of mid cap U.S. companies under normal circumstances. We consider mid cap companies to be those with market capitalizations like those found in the Russell Midcap Index. The market capitalization range of the Index changes constantly, but as of June 30, 2001, the range was from $730 million to $13,300 million. Market capitalization is measured at the time of initial purchase; the range of market capitalization may change at our discretion to reflect industry norms. Some of these securities may be purchased in IPOs.

In addition to these principal investments, the Fund can invest up to 20% of its total assets in foreign securities.

SMALL CAP VALUE FUND

The Small Cap Value Fund's investment objective is capital appreciation.

The Small Cap Value Fund invests at least 80% of the Fund's net assets in common stocks of small cap U.S. companies under normal circumstances. We consider small cap companies to be those with market capitalizations of $3 billion or less. Market capitalization is measured at the time of initial purchase; the range of market capitalization may change at our discretion to reflect industry norms. Some of these securities may be purchased in IPOs.

In addition to these principal investments, the Fund can invest up to 20% of its total assets in foreign securities.

 14                         HOTCHKIS AND WILEY FUNDS

About the Details

MONEY MARKET INVESTMENTS

To meet redemptions and when waiting to invest cash receipts, the Funds may invest in short-term, investment grade bonds, money market mutual funds and other money market instruments.

TEMPORARY DEFENSIVE INVESTMENTS

A Fund temporarily can invest up to 100% of its assets in short-term, investment grade bonds and other money market instruments in response to adverse market, economic or political conditions. A Fund may not achieve its objective using this type of investing.

INVESTMENT RISKS
--------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in a Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that the Fund's performance will be positive for any period of time.

The Funds' principal risks are listed below:

MARKET AND SELECTION RISK

Market risk is the risk that the stock or bond market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that Fund management selects will underperform the market or other funds with similar investment objectives and investment strategies. These risks apply to all of the Funds.

RISKS OF INVESTING IN SMALL AND MID-SIZE COMPANIES

The Mid-Cap Value Fund and Small Cap Value Fund invest in the securities of small and mid-cap companies. Investment in small and mid-cap companies involves more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, a Fund's investment in a small cap or mid-cap company may lose substantial value.

INITIAL PUBLIC OFFERINGS

Each Fund may invest in initial public offerings. Securities purchased in IPOs may produce gains that positively affect a Fund's performance during any given period, but these securities may not be available during other periods or, even if they are available, may not be available in sufficient quantity to have a meaningful impact on a Fund's performance. They may also, of course, produce losses.

The Funds also may be subject to the following risks:

FOREIGN MARKET RISK

Each Fund may invest up to 20% of its total assets in securities of companies located in foreign countries, including American Depositary Receipts. American Depositary Receipts are receipts typically issued by an American bank or trust company that show evidence of underlying securities issued by a foreign corporation. Foreign investments involve special

                            HOTCHKIS AND WILEY FUNDS                          15

About the Details

risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, investments in foreign securities involve the following risks, which are generally greater for investments in emerging markets:

      - The economics of some foreign markets often do not compare favorably with that of the U.S. in areas such as growth of gross national product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

      - Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.

      - The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair the Fund's ability to purchase or sell foreign securities or transfer its assets or income back into the U.S., or otherwise adversely affect the Fund's operations.

      - Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the U.S.

      - Prices of foreign securities may go up and down more than prices of securities traded in the U.S.

      - Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and the Fund's assets may be uninvested and not earning returns. The Fund also may miss investment opportunities or be unable to sell an investment because of these delays.

      - The value of the Fund's foreign holdings (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

      - The costs of foreign securities transactions tend to be higher than those of U.S. transactions.

PORTFOLIO TURNOVER

At times a Fund (particularly the Mid-Cap Value Fund or the Small Cap Value
Fund) may purchase securities for short-term profits, which may result in a high portfolio turnover rate. A high portfolio turnover rate involves certain tax consequences and correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne by the Fund and may adversely affect performance.

CONVERTIBLE SECURITIES

Convertibles are generally bonds or preferred stocks that may be converted into common stock. Convertibles typically pay current income, as either interest (bond convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like regular bonds; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

 16                         HOTCHKIS AND WILEY FUNDS

About the Details

DEBT SECURITIES

Debt securities, such as bonds, involve credit risk, which is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. These securities are also subject to interest rate risk, which is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter-term securities.

DERIVATIVES

The Funds also may use "derivatives." Derivatives are financial instruments, like futures, forwards, swap agreements and options, the values of which are derived from other securities, commodities (such as gold or oil) or indexes (such as the S&P 500 Index). Derivatives may allow a Fund to increase or decrease its level of risk exposure more quickly and efficiently than transactions in other types of instruments. If a Fund invests in derivatives, the investments may not be effective as a hedge against price movements and can limit potential for growth in the value of an interest in a Fund. Derivatives are volatile and involve significant risks, including:

      - Leverage Risk -- Leverage risk is the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

      - Credit Risk -- Credit risk is the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to a Fund.

      - Currency Risk -- Currency risk is the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

      - Liquidity Risk -- Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.



      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you would like further information about the Funds, including how they invest, please see the Statement of Additional Information.

                            HOTCHKIS AND WILEY FUNDS                          17

Account Choices
PRICING OF SHARES
--------------------------------------------------------------------------------

Each Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio as the other classes of shares of that Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Your financial consultant or other financial intermediary can help you determine which share class is best suited to your personal financial goals.

The Funds' shares are distributed by Stephens Inc. (the "Distributor").

For example, if you select Class A shares, you generally pay the Distributor a sales charge at the time of purchase. If you buy Class A shares, you also pay out of Fund assets an ongoing account maintenance fee of 0.25%. You may be eligible for a sales charge reduction or waiver.

If you select Class B or C shares, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. In addition, you may be subject to a deferred sales charge when you sell Class B or C shares.

Certain financial institutions may charge you additional fees in connection with transactions in Fund shares. The Advisor, the Distributor or their affiliates may make payments out of their own resources to securities dealers and other financial intermediaries for providing services intended to result in the sale of Fund shares or for shareholder servicing activities.

 18                         HOTCHKIS AND WILEY FUNDS

Account Choices

To better understand the pricing of each class of the Funds' shares, we have summarized the information below:

                                    CLASS I                          CLASS A                          CLASS B
----------------------------------------------------------------------------------------------------------------------
Availability               LIMITED TO CERTAIN             GENERALLY AVAILABLE THROUGH         GENERALLY AVAILABLE
                           INVESTORS INCLUDING:           SELECTED SECURITIES DEALERS         THROUGH SELECTED
                           - Current Class I              AND OTHER FINANCIAL                 SECURITIES DEALERS AND
                             beneficial shareholders      INTERMEDIARIES.                     OTHER FINANCIAL
                             of the Mercury HW                                                INTERMEDIARIES.
                             Funds.
                           - Certain retirement
                             plans.
                           - Participants in certain
                             programs sponsored by
                             affiliates.
                           - Certain investors
                             participating in
                             transaction fee
                             programs.
                           - Certain employees and
                             affiliates of selected
                             securities dealers and
                             other financial
                             intermediaries.
----------------------------------------------------------------------------------------------------------------------
Initial Sales Charge?      NO.                            YES. PAYABLE AT TIME OF             NO. ENTIRE PURCHASE
                                                          PURCHASE. LOWER SALES CHARGES       PRICE IS INVESTED IN
                                                          AVAILABLE FOR LARGER                SHARES OF THE FUND.
                                                          INVESTMENTS.
----------------------------------------------------------------------------------------------------------------------
Deferred Sales             NO. (MAY BE CHARGED FOR        NO. (MAY BE CHARGED FOR             YES. PAYABLE IF YOU
Charge?                    PURCHASES OVER $1 MILLION      PURCHASES OVER $1 MILLION THAT      REDEEM WITHIN SIX YEARS
                           THAT ARE REDEEMED WITHIN       ARE REDEEMED WITHIN ONE YEAR.)      OF PURCHASE.
                           ONE YEAR.)
----------------------------------------------------------------------------------------------------------------------
Redemption Fee?            NO.                            2% IF YOU REDEEM WITHIN 24          2% IF YOU REDEEM WITHIN
                                                          MONTHS OF PURCHASE.                 24 MONTHS OF PURCHASE.
----------------------------------------------------------------------------------------------------------------------
Account Maintenance        NO.                            0.25% ACCOUNT                       0.25% ACCOUNT
and Distribution                                          MAINTENANCE FEE                     MAINTENANCE FEE
Fees?                                                     NO DISTRIBUTION FEE.                0.75% DISTRIBUTION FEE.
----------------------------------------------------------------------------------------------------------------------
Conversion to Class A      NO.                            NO.                                 YES, AUTOMATICALLY AFTER
shares?                                                                                       APPROXIMATELY EIGHT
                                                                                              YEARS.
----------------------------------------------------------------------------------------------------------------------

                                CLASS C
Availability           GENERALLY AVAILABLE
                       THROUGH SELECTED
                       SECURITIES DEALERS AND
                       OTHER FINANCIAL
                       INTERMEDIARIES.
--------------------------------------------------------------------------
Initial Sales Charge?  NO. ENTIRE PURCHASE PRICE
                       IS INVESTED IN SHARES OF
                       THE FUND.
----------------------------------------------------------------------------------------------------
Deferred Sales         YES. PAYABLE IF YOU
Charge?                REDEEM WITHIN ONE YEAR OF
                       PURCHASE.
----------------------------------------------------------------------------------------------------------------------
Redemption Fee?        2% IF YOU REDEEM WITHIN
                       24 MONTHS OF PURCHASE.
----------------------------------------------------------------------------------------------------------------------
Account Maintenance    0.25% ACCOUNT
and Distribution       MAINTENANCE FEE
Fees?                  0.75% DISTRIBUTION FEE.
----------------------------------------------------------------------------------------------------------------------
Conversion to Class A  NO.
shares?
----------------------------------------------------------------------------------------------------------------------

                            HOTCHKIS AND WILEY FUNDS                          19

Account Choices

CLASS I AND A SHARES -- NO LOAD AND INITIAL SALES CHARGE OPTIONS

If you select Class A shares, you will pay a sales charge at the time of purchase as shown in the following table. Securities dealers' compensation will be as shown in the last column.

                                                                           DEALER
                                                                        COMPENSATION
                                AS A % OF            AS A % OF            AS A % OF
     YOUR INVESTMENT         OFFERING PRICE      YOUR INVESTMENT*      OFFERING PRICE
---------------------------------------------------------------------------------------
 LESS THAN $25,000                5.25%                5.54%                5.00%
---------------------------------------------------------------------------------------
 $25,000 BUT LESS THAN
 $50,000                          4.75%                4.99%                4.50%
---------------------------------------------------------------------------------------
 $50,000 BUT LESS THAN
 $100,000                         4.00%                4.17%                3.75%
---------------------------------------------------------------------------------------
 $100,000 BUT LESS THAN
 $250,000                         3.00%                3.09%                2.75%
---------------------------------------------------------------------------------------
 $250,000 BUT LESS THAN
 $1,000,000                       2.00%                2.04%                1.80%
---------------------------------------------------------------------------------------
 $1,000,000 AND OVER**            0.00%                0.00%                0.00%
---------------------------------------------------------------------------------------

 *Rounded to the nearest one-hundredth percent.
**If you invest $1,000,000 or more in Class I or A shares, you may not pay an initial sales charge. In that case, the Advisor compensates the selling dealer or other financial intermediary from its own resources. If you redeem your shares within one year after purchase, you may be charged a deferred sales charge. This charge is 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. A sales charge of 0.75% will be charged on purchases of $1,000,000 or more of Class I and A shares by certain employer-sponsored retirement or savings plans.

No initial sales charge applies to shares that you buy through reinvestment of dividends.

A reduced or waived sales charge on a purchase of Class A shares may apply for:

      - Purchases under a RIGHT OF ACCUMULATION or LETTER OF INTENT
      - Certain trusts managed by banks, thrifts or trust companies
      - Certain employer-sponsored retirement or savings plans
      - Certain investors, including directors or trustees of mutual funds sponsored by the Advisor or its affiliates, employees of the Advisor and its affiliates and employees of selected securities dealers
      - Certain programs of the Advisor or its affiliates
      - Certain programs of selected securities dealers and other financial intermediaries that have an agreement with the Distributor or its affiliates

A Right of Accumulation permits you to pay the sales charge applicable to the cost or value (whichever is higher) of all shares you own in the funds. A Letter of Intent permits you to pay the sales charge that would be applicable if you add up all shares of the funds that you agree to buy within a 13 month period. Certain restrictions apply.

Only certain investors are eligible to buy Class I shares, including existing Class I beneficial shareholders of the Mercury HW Funds, certain retirement plans, participants in certain programs sponsored by the Advisor or its affiliates and certain investors participating in transaction fee programs. Your financial consultant, selected securities dealer or other financial

 20                         HOTCHKIS AND WILEY FUNDS

Account Choices

intermediary can help you determine whether you are eligible to buy Class I shares or to participate in any of these programs. If you are eligible to buy both Class I and Class A shares, you should buy Class I shares since Class A shares are subject to an initial sales charge and a 0.25% account maintenance fee, while Class I shares are not.

If you redeem Class A shares and within 30 days buy new shares of the same class, you will not pay a sales charge on the new purchase amount. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your financial consultant, selected securities dealer, other financial intermediary or the
Funds' Transfer Agent at           .

CLASS B AND C SHARES -- DEFERRED SALES CHARGE OPTIONS

If you select Class B or Class C shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within six years after purchase or Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution fees of 0.75% and account maintenance fees of 0.25% each year under a distribution plan that the Fund has adopted under Rule 12b-1 of the Investment Company Act of 1940. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. The Distributor uses the money that it receives from the deferred sales charges and the distribution fees to cover the costs of marketing, advertising and compensating the financial consultant, selected securities dealer or other financial intermediary who assists you in purchasing Fund shares.

For purposes of computing any deferred sales charge that may be payable upon disposition of Class B or C shares of the Mid-Cap Value Fund, your holding period of Class B or C shares of the Mercury HW Mid-Cap Value Fund will be added to your holding period of those shares of the Mid-Cap Value Fund.

CLASS B SHARES

If you redeem Class B shares within six years after purchase, you may be charged a deferred sales charge. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:

  YEAR SINCE PURCHASE      SALES CHARGE*
------------------------------------------
 0 - 1                         4.00%
------------------------------------------
 1 - 2                         4.00%
------------------------------------------
 2 - 3                         3.00%
------------------------------------------
 3 - 4                         3.00%
------------------------------------------
 4 - 5                         2.00%
------------------------------------------
 5 - 6                         1.00%
------------------------------------------
 6 AND THEREAFTER              0.00%
------------------------------------------

* The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired through reinvestment of dividends are not subject to a deferred sales charge.

                            HOTCHKIS AND WILEY FUNDS                          21

Account Choices

The deferred sales charge relating to Class B shares may be reduced or waived in certain circumstances, such as:

      - Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old

      - Redemption by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers

      - Redemption in connection with participation in certain fee-based programs managed by the Advisor or its affiliates

      - Redemption in connection with participation in certain fee-based programs managed by selected securities dealers or other financial intermediaries that have agreements with the Distributor or its affiliates

      - Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year after death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary termination of an account in which Fund shares are held

      - Withdrawal through the Systematic Withdrawal Plan of up to 10% per year of your Class B account value at the time the plan is established

Your Class B shares convert automatically into Class A shares approximately eight years after purchase. Any Class B shares received through reinvestment of dividends paid on converting shares will also convert at that time. Class A shares are subject to lower annual expenses than Class B shares. The conversion of Class B shares to Class A shares is not a taxable event for Federal income tax purposes.

CLASS C SHARES

If you redeem Class C shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. You will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends. The deferred sales charge relating to Class C shares may be reduced or waived in connection with involuntary termination of an account in which Fund shares are held and withdrawals through the Systematic Withdrawal Plan.

Class C shares do not offer a conversion privilege.

SMALL CAP VALUE FUND -- REDEMPTION FEE

The Small Cap Value Fund will deduct a redemption fee of 2% from the redemption amount if an investor sells shares after holding them less than 60 days. This fee is paid to the Fund rather than to the Advisor, and is designed to offset the brokerage commissions, market impact and other costs associated with fluctuations in Fund asset levels and cash-flow caused by short-term shareholder trading. The shares held longest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee does not apply to shares acquired through reinvestment of distributions.

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES
--------------------------------------------------------------------------------

The chart on the following pages summarizes how to buy, sell, transfer and exchange shares through your financial consultant, selected securities dealer, broker, investment adviser, service provider or other financial intermediary. You may also buy shares through the Transfer Agent. To learn more about buying
shares through the Transfer Agent, call 1-800-          . Because the selection
of a mutual fund involves many considerations, your financial consultant, selected securities dealer or other financial intermediary may help you with this decision. The Funds do not issue share certificates.

 22                         HOTCHKIS AND WILEY FUNDS

Account Choices

Because of the high cost of maintaining smaller shareholder accounts, the Funds may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before a Fund takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts.

                            HOTCHKIS AND WILEY FUNDS                          23

Account Choices

  IF YOU WANT TO                YOUR CHOICES                           INFORMATION IMPORTANT FOR YOU TO KNOW
------------------------------------------------------------------------------------------------------------------------
BUY SHARES             First, select the share class        Refer to the pricing of shares table on page   . Be sure to
                       appropriate for you                  read this prospectus carefully.
                       -------------------------------------------------------------------------------------------------
                       Next, determine the amount of        The minimum initial investment for each Fund is $1,000 for
                       your investment                      all accounts except:
                                                            - $500 for certain fee-based programs
                                                            - $100 for retirement plans
                                                            (The minimums for initial investments may be waived under
                                                            certain circumstances.)
                       -------------------------------------------------------------------------------------------------
                       Have your financial consultant,      The price of your shares is based on the next calculation of
                       selected securities dealer or        net asset value after your order is placed. Purchase orders
                       other financial intermediary         placed prior to the close of regular trading on the New York
                       submit your purchase order           Stock Exchange (generally, 4:00 p.m. Eastern time) are
                                                            priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.
                                                            Purchase orders placed after that time are priced at the net asset value determined on the next business day. The Fund
                                                            may reject any order to buy shares and may suspend the sale of shares at any time. Certain financial intermediaries may charge a fee to process a purchase.
                       -------------------------------------------------------------------------------------------------
                       Or contact the Transfer Agent        To purchase shares directly, call the Transfer Agent at
                                                            1-800-        and request a purchase application. Mail the
                                                            completed purchase application to the Transfer Agent at the address on the inside back cover of this prospectus.
------------------------------------------------------------------------------------------------------------------------
ADD TO YOUR            Purchase additional shares           The minimum investment for additional purchases is generally
INVESTMENT                                                  $100 for all accounts except:
                                                            - $50 for certain fee-based programs
                                                            - $1 for retirement plans
                                                            (The minimums for additional purchases may be waived under certain circumstances.)
                       -------------------------------------------------------------------------------------------------
                       Acquire additional shares            All dividends are automatically reinvested without a sales
                       through the automatic dividend       charge.
                       reinvestment plan
                       -------------------------------------------------------------------------------------------------
                       Participate in the automatic         You may invest a specific amount on a periodic basis through
                       investment plan                      your selected securities dealer or other financial
                                                            intermediary.
                                                            The current minimum for such automatic reinvestments is
                                                            $100.
                                                            The minimum may be waived or revised under certain
                                                            circumstances.
------------------------------------------------------------------------------------------------------------------------

 24                         HOTCHKIS AND WILEY FUNDS

Account Choices

  IF YOU WANT TO                YOUR CHOICES                           INFORMATION IMPORTANT FOR YOU TO KNOW
------------------------------------------------------------------------------------------------------------------------
TRANSFER SHARES TO     Transfer to a participating          You may transfer your Fund shares to another selected
ANOTHER SECURITIES     securities dealer or other           securities dealer or other financial intermediary if
DEALER OR OTHER        financial intermediary               authorized dealer agreements are in place between the
FINANCIAL                                                   Distributor and the transferring intermediary and the
INTERMEDIARY                                                Distributor and the receiving intermediary. Certain
                                                            shareholder services may not be available for all
                                                            transferred shares. You may only purchase additional shares of funds previously owned before the transfer. All future
                                                            trading of these assets must be coordinated by the receiving intermediary.
                       -------------------------------------------------------------------------------------------------
                       Transfer to a non-participating      You must either:
                       securities dealer or other           - Transfer your shares to an account with the Transfer
                       financial intermediary               Agent; or
                                                            - Sell your shares, paying any applicable deferred sales
                                                            charge.
------------------------------------------------------------------------------------------------------------------------
SELL YOUR SHARES       Have your financial consultant,      The price of your shares is based on the next calculation of
                       selected securities dealer or        net asset value after your order is placed. For your
                       other financial intermediary         redemption request to be priced at the net asset value on
                       submit your sales order              the day of your request, you must submit your request to
                                                            your selected securities dealer or other financial
                                                            intermediary prior to that day's close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern
                                                            time). Certain financial intermediaries, however, may
                                                            require submission of orders prior to that time. Redemption requests placed after that time are priced at the net asset value at the close of regular trading on the next business day.
                                                            Certain financial intermediaries may charge a fee to process a sale of shares. No processing fee is charged if you redeem the shares directly through the Transfer Agent. A redemption fee will apply for shares of the Small Cap Value Fund held less than 24 months.
                                                            The Fund may reject an order to sell shares under certain
                                                            circumstances.
                       -------------------------------------------------------------------------------------------------
                       Sell through the Transfer Agent      You may sell shares held at the Transfer Agent by writing to the Transfer Agent at the address on the inside back cover of this prospectus. All shareholders on the account must
                                                            sign the letter. A signature guarantee will generally be
                                                            required but may be waived in certain limited circumstances.
                                                            You can obtain a signature guarantee from a bank, securities dealer, securities broker, credit union, savings
                                                            association, national securities exchange or registered
                                                            securities association. A notary public seal will not be
                                                            acceptable. The Transfer Agent will normally mail redemption proceeds within seven days following receipt of a properly completed request. If you make a redemption request before a
                                                            Fund has collected payment for the purchase of shares, the
                                                            Fund or the Transfer Agent may delay mailing your proceeds.
                                                            This delay will usually not exceed ten days.
                                                            You may also sell shares held at the Transfer Agent by
                                                            telephone request if the amount being sold is less than
                                                            $50,000 and if certain other conditions are met. Contact the
                                                            Transfer Agent at               for details.
------------------------------------------------------------------------------------------------------------------------

                            HOTCHKIS AND WILEY FUNDS                          25

Account Choices

  IF YOU WANT TO                YOUR CHOICES                           INFORMATION IMPORTANT FOR YOU TO KNOW
------------------------------------------------------------------------------------------------------------------------
SELL SHARES            Participate in a Fund's              You can choose to receive systematic payments from your Fund
SYSTEMATICALLY         Systematic Withdrawal Plan           account either by check or through direct deposit to your
                                                            bank account on a monthly or quarterly basis. You can
                                                            generally arrange through your selected securities dealer or other financial intermediary for systematic sales of shares of a fixed dollar amount on a monthly, bi-monthly,
                                                            quarterly, semi-annual or annual basis, subject to certain conditions. Under either method, you must have dividends
                                                            automatically reinvested.
                                                            For Class B and C shares, your total annual withdrawals
                                                            cannot be more than 10% per year of the value of your shares at the time your plan is established. The deferred sales
                                                            charge is waived for systematic redemptions. Ask your
                                                            financial intermediary for details.
------------------------------------------------------------------------------------------------------------------------
EXCHANGE YOUR          Select the Fund into which you       You can exchange your shares of a Fund for shares of another
SHARES                 want to exchange.                    Fund subject to the policies and procedures adopted by the participating securities dealer or other financial
                                                            intermediary. You must have held the shares used in the
                                                            exchange for at least 15 calendar days before you can
                                                            exchange to another fund.
                                                            Each class of Fund shares is generally exchangeable for
                                                            shares of the same class of another Fund.
                                                            The time you hold Class B or C shares in both funds will
                                                            count when determining your holding period for calculating a deferred sales charge at redemption. Your time in both funds will also count when determining the holding period for a
                                                            conversion from Class B to Class A shares.
                                                            To exercise the exchange privilege, contact your financial consultant, selected securities dealer or other financial
                                                            intermediary or call the Transfer Agent at         .
                                                            Although there is currently no limit on the number of
                                                            exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.
------------------------------------------------------------------------------------------------------------------------

 26                         HOTCHKIS AND WILEY FUNDS

Account Choices

HOW SHARES ARE PRICED
--------------------------------------------------------------------------------

When you buy shares, you pay the net asset value, plus any applicable sales charge. A Fund's net asset value is the market value in U.S. dollars of the Fund's total assets after deducting liabilities, divided by the number of shares outstanding. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge or redemption fee. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open as of the close of regular trading on the Exchange based on prices at the time of closing. Regular trading on the Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your price is the next one calculated after your purchase or redemption order is placed. If market quotations are not available, a Fund may use fair value.

A Fund may accept orders from certain authorized financial intermediaries or their designees. Each Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

Generally, Class I shares will have the highest net asset value because that class has the lowest expenses, and Class A shares will have a higher net asset value than Class B or Class C shares. Also dividends paid on Class I and Class A shares will generally be higher than dividends paid on Class B and Class C shares because Class I and Class A shares have lower expenses.

FEE-BASED PROGRAMS
--------------------------------------------------------------------------------

If you participate in certain fee-based programs offered by the Advisor or an affiliate of the Advisor, or in certain transaction fee programs sponsored by selected securities dealers or other financial intermediaries that have an agreement with the Distributor, you may be able to buy Class I shares.

You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and account maintenance fees. This may be a taxable event and you will pay any applicable sales charges.

                            HOTCHKIS AND WILEY FUNDS                          27

Account Choices

If you leave one of these programs, your shares may be redeemed or automatically exchanged into another class of the Fund's shares. If the exchange is into Class B shares, the period before conversion to Class A shares may be modified. Any redemption or exchange will be at net asset value. However, if you participate in the program for less than a specified period, you may be charged a fee in accordance with the terms of the program.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your financial consultant, selected securities dealer or other financial intermediary.

DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

The Funds will distribute any net realized long-term or short-term capital gains at least annually. The Mid-Cap Value Fund and the Small Cap Value Fund will distribute any net investment income at least annually. The Large Cap Value Fund will distribute any net investment income quarterly. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends and distributions may be reinvested automatically in shares of a Fund at net asset value without a sales charge or may be taken in cash. If your account is with a selected securities dealer or other financial intermediary that has an agreement with a Fund, contact your dealer or intermediary about which option you would like. If your account is with the Transfer Agent and you would like to receive dividends in cash, contact the Transfer Agent. The Funds anticipate that the majority of their respective dividends, if any, will consist of ordinary income. Capital gains, if any, may be taxable to you at different rates, depending, in part, on how long a Fund has held the assets sold.

You may be subject to Federal income tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to Federal income tax. Capital gains are generally taxed at different rates than ordinary income dividends. In addition, dividends from a Fund may be subject to state and local income taxes.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, a Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, each Fund must withhold 30.5% of your dividends and redemption proceeds (30% beginning January 1, 2002) if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This section summarizes some of the consequences under current Federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

 28                         HOTCHKIS AND WILEY FUNDS

The Management Team
MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE ADVISOR

Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, Suite 3900, Los Angeles, California 90017-5400, has been the Funds' investment advisor since their inception. The Advisor is a newly-organized limited liability company, the member of which are former employees of the investment advisor of the Mercury HW Funds. The Advisor supervises and arranges the purchase and sale of securities held in the Funds' portfolios and administers the Funds. The Advisor also manages other investment companies and separate investment advisory accounts.

The table below shows the annual fees to be paid to the Advisor as a percentage of average net assets.

                            FUND                               %
                            ----                              ----
Large Cap Value.............................................  0.75
Mid-Cap Value...............................................  0.75
Small Cap Value.............................................  0.75

Although not required to do so, the Advisor has agreed to make reimbursements so that the regular annual operating expenses of each Fund will be limited as shown
in the tables on pages   through   . The Advisor has agreed to these expense
limits through June 2002, and will thereafter give shareholders at least 30 days' notice if this reimbursement policy will change.

The Advisor is allowed to allocate brokerage based on sales of shares of the Funds.

PORTFOLIO MANAGERS

The portfolio managers who have responsibility for the day-to-day management of the Funds' portfolios are listed below.

LARGE CAP VALUE FUND

The portfolio managers of the Large Cap Value Fund are Gail Bardin and Sheldon
Lieberman. Ms. Bardin is a           of the Advisor. She was a managing director
of Mercury Advisors (the investment advisor of the Mercury HW Funds) and began co-managing the Mercury HW Large Cap Value Fund in April 1994. She has been a
portfolio manager since 1988. Mr. Lieberman is a           of the Advisor. He
joined Mercury Advisors in 1994 and began co-managing the Mercury HW Large Cap Value Fund in August 1997. Before joining Mercury Advisors, Mr. Lieberman was the Chief Investment Officer for the Los Angeles County Employees Retirement Association.

MID-CAP VALUE FUND

The portfolio managers of the Mid-Cap Value Fund are Jim Miles and Stan Majcher.
Mr. Miles is a           of the Advisor. He joined Mercury Advisors in 1995, and
served as a portfolio manager of the Mercury HW Mid-Cap Value Fund since it began in January 1997. Before joining Mercury Advisors, Mr. Miles was with BT Securities Corporation (an affiliate of Bankers Trust New York Corporation) as vice president in the BT Securities Finance Group from 1988 to 1995. Mr. Majcher
is a           of the Advisor. Mr. Majcher was a portfolio manager of the
Mercury HW Mid-Cap Value Fund

                            HOTCHKIS AND WILEY FUNDS                          29

The Management Team

beginning in January 1999. Mr. Majcher joined Mercury Advisors in August 1996 as a domestic equity analyst. From 1994 to 1996, he was an investment banking analyst at Merrill Lynch & Co. Inc.

SMALL CAP VALUE FUND

The portfolio managers of the Small Cap Value Fund are Jim Miles and David Green. Mr. Miles began co-managing the Mercury HW Small Cap Value Fund in May 1995 when he joined Mercury Advisors. Mr. Miles' background is described under
"Mid-Cap Value Fund" above. Mr. Green, a           of the Advisor, joined
Mercury Advisors in 1997. Before that, Mr. Green was associated with Goldman Sachs Asset Management, where he worked as an investment analyst from November 1995. Before that, he was an investment manager and analyst with Prudential Investment Advisors.

 30                         HOTCHKIS AND WILEY FUNDS


FUNDS
Hotchkis and Wiley Large Cap Value Fund
Hotchkis and Wiley Mid-Cap Value Fund
Hotchkis and Wiley Small Cap Value Fund
725 South Figueroa Street, Suite 3900
Los Angeles, California 90017-5400
(800-               )
ADVISOR
Hotchkis and Wiley Capital Management, LLC
725 South Figueroa Street
Suite 3900
Los Angeles, California 90017-5400
TRANSFER AGENT
Financial Data Services, Inc.
Administrative Offices:
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
Mailing Address:
P.O. Box 41621
Jacksonville, Florida 32232-1621
(800-236-4479)
INDEPENDENT AUDITORS
[to come]
DISTRIBUTOR
Stephens Inc.
111 Center Street
Suite 300
Little Rock, Arkansas 72201
CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661
COUNSEL
Gardner, Carton & Douglas
321 North Clark Street
Chicago, Illinois 60610-4795

                            HOTCHKIS AND WILEY FUNDS

                           725 SOUTH FIGUEROA STREET
                                   SUITE 3900
                         LOS ANGELES, CALIFORNIA 90017
                                ---------------

                          INFORMATION ABOUT THE FUNDS

Please read this Prospectus before you invest in the Funds. Keep the Prospectus for future reference. You can get additional information about the Funds in:

- Statement of Additional Information (SAI) (incorporated by reference into -- legally a part of -- this Prospectus)

- Annual Report (contains a discussion of market conditions and investment strategies that affected Fund performance)

- Semi-annual Report

To get this information and other information regarding the Funds free of charge or for shareholder questions, contact:

                       Securities and Exchange Commission
                            Public Reference Section
                           Washington, DC 20549-0102

- call 1-202-942-8090 for information on the Commission's Public Reference Room, where documents can be reviewed and copied

- the information is available at the SEC's Internet site at http://www.sec.gov

- copies of the information retrievable from the SEC's Internet site are available upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section

   You should rely only on the information contained in this Prospectus when deciding whether to invest. No one is authorized to provide you with information that is different.

                    Investment Company Act File No. 811-

--------------------------------------------------------------------------------

                                   PROSPECTUS

                                           , 2001

                                     [LOGO]

                            HOTCHKIS AND WILEY FUNDS

          ------------------------------------------------------------
                    HOTCHKIS AND WILEY LARGE CAP VALUE FUND
          ------------------------------------------------------------
                     HOTCHKIS AND WILEY MID-CAP VALUE FUND
          ------------------------------------------------------------
                    HOTCHKIS AND WILEY SMALL CAP VALUE FUND
          ------------------------------------------------------------

--------------------------------------------------------------------------------

                                  HOTCHKIS AND
                                  WILEY FUNDS

             HOTCHKIS AND WILEY EQUITY FUND FOR INSURANCE COMPANIES

                                 THE FUND SEEKS

                                  - CURRENT INCOME

                                  - LONG-TERM GROWTH OF INCOME

                                  - CAPITAL APPRECIATION

THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE INVESTING, INCLUDING INFORMATION ABOUT RISKS. PLEASE READ IT BEFORE YOU INVEST AND KEEP IT FOR FUTURE
                                   REFERENCE.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
                               SECURITIES OR THE
   ACCURACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                            ------------------------

                                   PROSPECTUS
                            ------------------------

                                            , 2001

Table of Contents

                                                             PAGE

FUND FACTS
-----------------------------------------------------------------
About the Hotchkis and Wiley Equity Fund for Insurance
Companies...................................................    2
Risk/Return Bar Chart.......................................    4
Fees and Expenses...........................................    5

ABOUT THE DETAILS
-----------------------------------------------------------------
How the Fund Invests........................................    6
Investment Risks............................................    6
Statement of Additional Information.........................    8

ACCOUNT CHOICES
-----------------------------------------------------------------
How to Buy Shares...........................................    9
How to Redeem Shares........................................    9
How Shares Are Priced.......................................   10
Dividends and Taxes.........................................   10

THE MANAGEMENT TEAM
-----------------------------------------------------------------
Management of the Fund......................................   11

TO LEARN MORE
-----------------------------------------------------------------
Shareholder Reports....................................Back Cover
Statement of Additional Information....................Back Cover

             HOTCHKIS AND WILEY EQUITY FUND FOR INSURANCE COMPANIES

Fund Facts
ABOUT THE MERCURY HW EQUITY FUND FOR INSURANCE COMPANIES
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income and long-term growth of income, as well as capital appreciation.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests at least 80% of its net assets in common stocks of large capitalization U.S. companies. Hotchkis and Wiley Capital Management, LLC (the "Advisor") currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000 Index. Normally, the Fund invests at least 80% of its total assets in stocks that have a high cash dividend or payout yield relative to the market.

The Fund may purchase securities in initial public offerings ("IPOs").

In investing the Fund's assets, the Advisor follows a value style. This means that the Advisor buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Value characteristics normally include:

      - low PRICE-TO-EARNINGS RATIO relative to the market
      - high CASH DIVIDEND OR PAYOUT YIELD relative to the market
      - low PRICE-TO-BOOK VALUE RATIO relative to the market

In most equity markets, a large number of stocks are "mispriced" by investors due to emotional investment decisions or limited Wall Street coverage. Stocks may be "undervalued" because they are part of an industry that is out of favor with investors generally. Even in those industries, though, individual companies may have high rates of growth of earnings and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries. The portfolio managers exploit these inefficiencies by employing a disciplined bottom-up, value-oriented investment style with an emphasis on internally generated fundamental research. The investment process is designed to expose the Fund to value factors which the portfolio managers believe will lead to attractive risk-adjusted returns.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

As with any mutual fund, the value of the Fund's investments, and therefore the value of Fund shares, may go down. These changes may occur because a particular stock or stock market in which the Fund invests is falling. Also, Fund management may select securities which underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund's investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.

The Fund's value discipline sometimes prevents or limits investments in stocks that are in well-known indexes, like the S&P 500 Index or the Russell 1000 Index. Also, the return of the Fund will not necessarily be similar to the return of the S&P 500 Index or the Russell 1000 Index.

 2           HOTCHKIS AND WILEY EQUITY FUND FOR INSURANCE COMPANIES

Fund Facts

Securities purchased in IPOs may not be available in sufficient quantity to affect the Fund's performance, and may produce losses.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

See "Investment Risks" for more information about the risks associated with the Fund.

WHO SHOULD INVEST?

The Fund may be an appropriate investment for you if you:

      - Are seeking capital appreciation and can withstand the share price volatility of equity investing.

      - Are seeking a diversified portfolio of equity securities.

      - Want a professionally managed and diversified portfolio.

      - Are willing to accept the risk that the value of your investment may decline in order to seek current income and long-term growth of income, as well as capital appreciation.

             HOTCHKIS AND WILEY EQUITY FUND FOR INSURANCE COMPANIES            3

Fund Facts

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The Fund was organized to acquire the assets and liabilities of the Mercury HW Equity Fund for Insurance Companies (the "Mercury HW Fund"). The investment objective and policies of the Mercury HW Fund are substantially similar to those of the Fund. The Fund has the same portfolio managers as the Mercury HW Fund.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the year to year performance of the Mercury HW Fund and by showing how the Mercury HW Fund's average annual total returns for 1 and 5 years and for its life compare with those of a broad measure of market performance. How the Mercury HW Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

1994                                                                            -2.06%
1995                                                                            34.36%
1996                                                                            19.07%
1997                                                                            32.33%
1998                                                                             6.45%
1999                                                                            -4.29%
2000                                                                            11.38%

During the period shown in the bar chart, the highest return for a quarter was 13.80% (quarter ended June 30, 1997) and the lowest return for a quarter was -11.51% (quarter ended September 30, 1999). The year-to-date return as of June 30, 2001 was 9.82%.

                AVERAGE ANNUAL TOTAL RETURNS
            (FOR THE PERIODS ENDED DECEMBER 31,                 PAST         PAST         SINCE
                           2000)                              ONE YEAR    FIVE YEARS    INCEPTION
-------------------------------------------------------------------------------------------------
 HOTCHKIS AND WILEY EQUITY FUND FOR INSURANCE COMPANIES         11.38%       12.32%     12.72%(1)
 S&P 500 INDEX                                                  -9.19%       18.42%     17.32%(2)
 RUSSELL 1000 INDEX                                             -7.79%       18.17%     17.08%(1)
-------------------------------------------------------------------------------------------------

The S&P 500 Index is a capital weighted, unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

(1) Since January 29, 1993.

(2) Since February 1, 1993.

 4           HOTCHKIS AND WILEY EQUITY FUND FOR INSURANCE COMPANIES

Fund Facts

FEES AND EXPENSES
--------------------------------------------------------------------------------

The Fund offers a single class of shares.

THIS TABLE SHOWS THE EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. FUTURE EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED BELOW.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
----------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on purchases (as a
percentage of offering price)                                   None
----------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, whichever is
lower)                                                          None
----------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on Dividend
Reinvestments                                                   None
----------------------------------------------------------------------------
Redemption Fee                                                  None
----------------------------------------------------------------------------
Exchange Fee                                                    None
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM THE FUND'S TOTAL ASSETS):
----------------------------------------------------------------------------
Management Fees(a)                                              0.60%
----------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                        None
----------------------------------------------------------------------------
Other Expenses
----------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                            0.00%
----------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(A)
----------------------------------------------------------------------------
Net Annual Fund Operating Expenses(a)                           0.60%
----------------------------------------------------------------------------

(a) The Advisor has contractually agreed to pay all of the Fund's operating expenses other than the management fee through June 30, 2002, as shown in the table. The net annual operating expenses reflect the Advisor's estimate of expenses that will actually be incurred during the Fund's current fiscal year, restated to reflect the expenses actually paid for the Mercury HW Fund during the fiscal year ended June 30, 2001.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 ONE YEAR                                                              $
-----------------------------------------------------------------------------
 THREE YEARS                                                           $
-----------------------------------------------------------------------------

             HOTCHKIS AND WILEY EQUITY FUND FOR INSURANCE COMPANIES            5

About the Details
HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund's investment objective is current income and long-term growth of income, as well as capital appreciation.

The Fund invests at least 80% of its net assets in common stocks of large cap U.S. companies under normal circumstances -- that is, companies with market capitalizations like those found in the Russell 1000 Index. The market capitalization range of the Index changes constantly, but as of June 30, 2001, the range was from $730 million to $484,240 million. Market capitalization is measured at the time of initial purchase; the range of market capitalization may change at our discretion to reflect industry norms. Some of these securities may be purchased in IPOs. Normally, the Fund invests at least 80% of its assets in stocks that have a high cash dividend or payout yield relative to the market. Payout yield is defined as dividend yield plus net share repurchases.

In addition to these principal investments, the Fund can invest up to 20% of its total assets in foreign securities. It also may invest in stocks that don't pay dividends, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential.

MONEY MARKET INVESTMENTS

To meet redemptions and when waiting to invest cash receipts, the Fund may invest in short-term, investment grade bonds, money market mutual funds and other money market instruments.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund temporarily can invest up to 100% of its assets in short-term, investment grade bonds and other money market instruments in response to adverse market, economic or political conditions. The Fund may not achieve its objectives using this type of investing.
INVESTMENT RISKS
--------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that the Fund's performance will be positive for any period of time.

The Fund's principal risks are market and selection risk.

MARKET AND SELECTION RISK

Market risk is the risk that the market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that Fund management selects will underperform the market or other funds with similar investment objectives and investment strategies.

INITIAL PUBLIC OFFERINGS

The Fund may invest in initial public offerings. Securities purchased in IPOs may produce gains that positively affect the Fund's performance during any given period, but those securities may not be available during other periods or, even if they

 6           HOTCHKIS AND WILEY EQUITY FUND FOR INSURANCE COMPANIES

About the Details

are available, may not be available in sufficient quantity to have a meaningful impact on the Fund's performance. They may also, of course, produce losses.

The Fund also may be subject to the following risks:

FOREIGN MARKET RISK

The Fund may invest up to 20% of its total assets in securities of companies located in foreign countries, including American Depositary Receipts. American Depositary Receipts are receipts typically issued by an American bank or trust company that show evidence of underlying securities issued by a foreign corporation. Foreign investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, investments in foreign securities involve the following risks, which are generally greater for investments in emerging markets:

      - The economies of some foreign markets often do not compare favorably with that of the U.S. in areas such as growth of gross national product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

      - Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.

      - The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair the Fund's ability to purchase or sell foreign securities or transfer its assets or income back into the U.S., or otherwise adversely affect the Fund's operations.

      - Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the U.S.

      - Prices of foreign securities may go up and down more than prices of securities traded in the U.S.

      - Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and the Fund's assets may be uninvested and not earning returns. The Fund also may miss investment opportunities or be unable to sell an investment because of these delays.

      - The value of the Fund's foreign holdings (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

      - The costs of foreign securities transactions tend to be higher than those of U.S. transactions.

CONVERTIBLE SECURITIES

Convertibles are generally bonds or preferred stocks that may be converted into common stock. Convertibles typically pay current income, as either interest (bond convertibles) or dividends (preferred stocks). A convertible's value usually reflects
             HOTCHKIS AND WILEY EQUITY FUND FOR INSURANCE COMPANIES            7

About the Details

both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like regular bonds; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

DEBT SECURITIES

Debt securities, such as bonds, involve credit risk, which is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. These securities are also subject to interest rate risk, which is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter term securities.

DERIVATIVES

The Fund also may use "derivatives." Derivatives are financial instruments, like futures, forwards and options, the values of which are derived from other securities, commodities or indexes (such as the S&P 500 Index). Derivatives may allow the Fund to increase or decrease its level of risk exposure more quickly and efficiently than transactions in other types of instruments. If the Fund invests in derivatives, the investments may not be effective as a hedge against price movements and can limit potential for growth in the value of an interest in the Fund. Derivatives are volatile and involve significant risks, including:

      - LEVERAGE RISK -- Leverage risk is the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

      - CREDIT RISK -- Credit risk is the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to the Fund.

      - CURRENCY RISK -- Currency risk is the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

      - LIQUIDITY RISK -- Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

 8           HOTCHKIS AND WILEY EQUITY FUND FOR INSURANCE COMPANIES

Account Choices
HOW TO BUY SHARES
--------------------------------------------------------------------------------

Shares of the Fund are offered only to insurance companies. The minimum initial investment in the Fund is $1,000,000. There is no minimum subsequent investment. The Fund reserves the right to reject any order.

Investors may invest in the Fund by sending a request and payment to the Transfer Agent:

     Financial Data Services, Inc.
     P.O. Box 41621
     Jacksonville, FL 32232-1621

Investors opening a new account must send a completed Purchase Application to the address above.

Before wiring money, investors should call 800-236-4479 to notify the Transfer Agent of the wire to ensure proper credit when the wire is received. To purchase shares by wiring Federal Funds, payment should be wired to First Union National Bank of Florida. Investors should give their financial institutions the following wire instructions:

     First Union National Bank of Florida
     ABA #063000021
     For credit to Financial Data Services
     Acct #2112600019018
     For further credit to Hotchkis and Wiley Funds Account # [Your account number]
     [Shareholder name]

The wire should indicate that the investment is being made in the Hotchkis and Wiley Equity Fund for Insurance Companies. Shares of the Fund will be purchased for the account of the investor at the net asset value next determined after receipt of the investor's wire. Shareholder inquiries should be directed to the Fund.
HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

A shareholder wishing to redeem shares (sell them back to the Fund) may do so at any time by writing or delivering instructions to the Transfer Agent:

      Financial Data Services, Inc.
      P.O. Box 41621
      Jacksonville, FL 32232-1621

The redemption request should identify the Fund, specify the number of shares to be redeemed and be signed by a duly authorized officer of the insurance company. If the request is in proper form, the shares specified will be redeemed at the net asset value next determined after receipt of the request. In addition to written instructions, if any shares being redeemed are represented by share certificates, the certificates must be surrendered. The certificates must either be endorsed or accompanied by a stock power signed by a duly authorized officer of the insurance company, and signatures must be guaranteed. Any questions
concerning documents needed should be directed to (800)           .

             HOTCHKIS AND WILEY EQUITY FUND FOR INSURANCE COMPANIES            9

Account Choices

DELAYS IN REDEEMING SHARES

At certain times when allowed by the Securities and Exchange Commission, we may delay sending your check or wiring your redemption proceeds.

PAYMENTS

Payment also may be delayed up to 12 days if you bought shares with a check.

CHANGES TO REDEMPTION PROCEDURES

The redemption procedures may be modified at any time on 30 days' notice to shareholders.

REDEMPTION IN KIND

The Fund reserves the right to pay shareholders securities instead of cash in certain circumstances.
HOW SHARES ARE PRICED
--------------------------------------------------------------------------------

When you buy shares, you pay the net asset value. Shares are also redeemed at their net asset value. The Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open as of the close of regular trading on the Exchange based on prices at the time of closing, except that the net asset value need not be calculated on a day on which no order to purchase or redeem shares of the Fund is received. Regular trading on the Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your price is the next one calculated after your purchase or redemption order is placed. If market quotations are not available, the Fund may use fair value.
DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

The Fund will distribute any net investment income quarterly and any net realized long-term or short-term capital gains at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of the Fund at net asset value or may be taken in cash. The Fund anticipates that the majority of its dividends, if any, will consist of ordinary income. Capital gains, if any, may be taxable to you at different rates, depending, in part, on how long the Fund has held the assets sold.

You may be subject to Federal income tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to Federal income tax. Capital gains are generally taxed at different rates than ordinary income dividends. In addition, dividends from the Fund may be subject to state and local income taxes.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

 10          HOTCHKIS AND WILEY EQUITY FUND FOR INSURANCE COMPANIES

   The Management Team
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

THE ADVISOR

Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, Suite 3900, Los Angeles, California 90017-5400, has been the Fund's investment advisor since its inception. The Advisor is a newly-organized limited liability company, the member of which are former employees of the investment advisor of the Mercury HW Fund. The Advisor supervises and arranges the purchase and sale of securities held in the Fund's portfolio and administers the Fund. The Advisor also manages other investment companies and separate investment advisory accounts.

For the current fiscal year, the Fund will pay the Advisor a management fee of 0.60% of the Fund's average net assets up to $10 million and 0.50% thereafter. The Advisor has agreed to pay all of the regular annual operating expenses relating to the Fund for the fiscal year ending June 30, 2002. Thereafter, the Advisor will give shareholders at least 30 days' notice if this policy will change.

The Advisor is allowed to allocate brokerage based on sales of shares of funds managed by the Advisor.

The Fund is a series of Hotchkis and Wiley Funds. The Fund was formed to acquire the assets of the Mercury HW Equity Fund for Insurance Companies.

PORTFOLIO MANAGERS

The portfolio managers of the Fund are Gail Bardin and Sheldon Lieberman. Ms. Bardin and Mr. Lieberman have responsibility for the day-to-day management of
the Fund's portfolio. Ms. Bardin is a                of the Advisor. She was a
managing director of Mercury Advisors (the investment advisor of the Mercury HW Equity Fund for Insurance Companies) and began co-managing the Mercury HW Equity Fund for Insurance Companies in April 1994. She has been a portfolio manager
since 1988. Mr. Lieberman is a           of the Advisor. He joined Mercury
Advisors in 1994 and began co-managing the Mercury HW Equity Fund for Insurance Companies in August 1997. Before joining Mercury Advisors, Mr. Lieberman was the Chief Investment Officer for the Los Angeles County Employees Retirement Association. Ms. Bardin and Mr. Lieberman also serve as portfolio managers of the Hotchkis and Wiley Large Cap Value Fund, another series of the Trust that is managed by the Advisor.

             HOTCHKIS AND WILEY EQUITY FUND FOR INSURANCE COMPANIES           11


FUND
Hotchkis and Wiley Equity Fund for Insurance Companies
725 South Figueroa Street, Suite 3900
Los Angeles, California 90017-5400
(800-236-4479)
ADVISOR
Hotchkis and Wiley Capital Management, LLC
725 South Figueroa Street, Suite 3900
Los Angeles, California 90017-5400
TRANSFER AGENT
Financial Data Services, Inc.
Administrative Offices:
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
Mailing Address:
P.O. Box 41621
Jacksonville, Florida 32232-1621
(800-236-4479)
INDEPENDENT AUDITORS
[to come]
CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661
COUNSEL
Gardner, Carton & Douglas
321 North Clark Street
Chicago, Illinois 60610-4795

INFORMATION ABOUT THE FUND

Please read this Prospectus before you invest in the Fund. Keep the Prospectus for future reference. You can get additional information about the Fund in:

     - Statement of Additional Information (SAI) (incorporated by reference into -- legally a part of -- this Prospectus)

     - Annual Report (contains a discussion of market conditions and investment strategies that affected Fund performance)

     - Semi-annual Report

To get this information and other information regarding the Fund free of charge or for shareholder questions, contact:

          Hotchkis and Wiley Funds
          725 South Figueroa Street
          Suite 3900
          Los Angeles, CA 90017-5400
          (213) 430-1000 (call collect)

          Securities and Exchange Commission
          Public Reference Section
          Washington, DC 20549-6009

     - call 1-800-SEC-0330 for information on the Commission's Public Reference Room, where documents can be reviewed and copied

     - the information is available at the SEC's Internet site at http://www.sec.gov

     - copies of the information retrievable from the SEC's Internet site are available upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section

You should rely only on the information contained in this Prospectus when deciding whether to invest. No one is authorized to provide you with information that is different.

                                        Investment Company Act File No. 811-

                      STATEMENT OF ADDITIONAL INFORMATION

                            HOTCHKIS AND WILEY FUNDS

725 South Figueroa Street, Suite 3900, Los Angeles, California 90017 - Phone No.
                                (800)

                            ------------------------

     Hotchkis and Wiley Large Cap Value Fund, Hotchkis and Wiley Mid-Cap Value Fund, Hotchkis and Wiley Small Cap Value Fund and Hotchkis and Wiley Equity Fund for Insurance Companies (each, a "Fund" and collectively, the "Funds") are funds of Hotchkis and Wiley Funds (the "Trust"). The Trust is a diversified, open-end, management investment company which is organized as a Delaware business trust. The investment objective of the Hotchkis and Wiley Large Cap Value Fund ("Large Cap Value Fund") is current income and long-term growth of income, as well as capital appreciation. The Large Cap Value Fund normally invests at least 80% of its net assets in common stocks of large capitalization U.S. companies. The investment objective of the Hotchkis and Wiley Mid-Cap Value Fund ("Mid-Cap Value Fund") is capital appreciation. The Mid-Cap Value Fund normally invests at least 80% of its net assets in common stocks of mid capitalization U.S. companies. The investment objective of the Hotchkis and Wiley Small Cap Value Fund ("Small Cap Value Fund") is capital appreciation. The Small Cap Value Fund normally invests at least 80% of its net assets in common stocks of small capitalization U.S. companies. The investment objective of the Hotchkis and Wiley Equity Fund for Insurance Companies ("Equity Fund for Insurance Companies") is current income and long-term growth of income, as well as capital appreciation. The Equity Fund for Insurance Companies seeks to achieve its investment objective by normally investing at least 80% of its net assets in common stocks of large capitalization U.S. companies. No assurance can be given that the investment objective of any Fund will be realized. For more information on the Funds' investment objectives and policies, see "Description of the Funds, Their Investments and Risks." Hotchkis and Wiley Capital Management, LLC (the "Advisor") is the investment advisor to the Funds.

     The Equity Fund for Insurance Companies offers a single class of shares. The Large Cap Value Fund, the Mid-Cap Value Fund and the Small Cap Value Fund each offer four classes of shares, with each class of shares having a different combination of sales charges, ongoing fees and other features. These alternatives permit an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. See "Purchase of Shares."
                            ------------------------
     This Statement of Additional Information is not a prospectus and should be
read in conjunction with the prospectus dated             , 2001 for the Large
Cap Value Fund, the Mid-Cap Value Fund and the Small Cap Value Fund and the
prospectus dated           , 2001 for the Equity Fund for Insurance Companies
(each, a "Prospectus"). The Prospectuses have been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling the Fund at 1-800-236-4479 or your financial consultant or other financial intermediary, or by writing to the Funds at Financial Data Services, Inc., P.O. Box 41621, Jacksonville, Florida 32232-1621. The Prospectuses are incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectuses.
                            ------------------------
             HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC -- ADVISOR
                          STEPHENS INC. -- DISTRIBUTOR
                            ------------------------
   The date of this Statement of Additional Information is             , 2001

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Trust History...............................................    2
Description of the Funds, Their Investments and Risks.......    2
  Investment Restrictions...................................    2
  Repurchase Agreements.....................................    3
  Bonds.....................................................    3
  U.S. Government Securities................................    3
  Corporate Debt Securities.................................    4
  Convertible Securities....................................    4
  Derivative Instruments....................................    4
  Foreign Securities........................................    8
  Foreign Currency Options and Related Risks................    8
  Forward Foreign Currency Exchange Contracts...............    9
  Foreign Investment Risks..................................   10
  Swap Agreements...........................................   12
  Illiquid Securities.......................................   12
  Borrowing.................................................   13
  When-Issued Securities....................................   13
  Real Estate Investment Trusts.............................   13
  Shares of Other Investment Companies......................   14
  Limited Partnerships......................................   14
  Short Sales Against-the-Box...............................   14
  Corporate Loans...........................................   14
  Temporary Defensive Position..............................   14
Management..................................................   14
  The Advisor...............................................   15
  Principal Underwriter.....................................   16
  Codes of Ethics...........................................   16
  Portfolio Transactions and Brokerage......................   16
Purchase of Shares..........................................   17
  No Load and Initial Sales Charge Alternatives -- Class I
    and Class A Shares......................................   18
  Reduced Initial Sales Charges.............................   19
  Deferred Sales Charge Alternatives -- Class B and Class C
    Shares..................................................   20
  Distribution Plans........................................   22
  Limitations on the Payment of Deferred Sales Charges......   23
Redemption of Shares........................................   23
  Redemption................................................   24
  Repurchase................................................   25
  Reinstatement Privilege -- Class A Shares.................   25
Pricing of Shares...........................................   25
  Determination of Net Asset Value..........................   25
  Computation of Offering Price Per Share...................   27
Shareholder Services........................................   28
  Investment Account........................................   28
  Exchange Privilege........................................   28
  Retirement Plans..........................................   29
  Automatic Investment Plans................................   29
  Automatic Dividend Reinvestment Plan......................   29
  Systematic Withdrawal Plans...............................   29
Dividends and Tax Status....................................   30
Performance Data............................................   31
General Information.........................................   32
  Description of Shares.....................................   32
  Issuance of Fund Shares for Securities....................   33
  Redemption in Kind........................................   33
  Independent Auditors......................................   34
  Custodian.................................................   34
  Transfer Agent............................................   34
  Legal Counsel.............................................   34
  Reports to Shareholders...................................   34
  Shareholder Inquiries.....................................   34
  Additional Information....................................   34
  Principal Holders.........................................   34
  Statement of Assets and Liabilities.......................   34
  Report of Independent Accountants.........................
Appendix -- Description of Ratings..........................  A-1

                                 TRUST HISTORY

     The Trust was formed on July 23, 2001 as a Delaware business trust. The Trust is a diversified, open-end, management investment company currently consisting of four separate series: the Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund and the Equity Fund for Insurance Companies.

             DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

     The investment objective of the Large Cap Value Fund and the Equity Fund for Insurance Companies is current income and long-term growth of income, as well as capital appreciation.

     The investment objective of the Mid-Cap Value Fund and the Small Cap Value Fund is capital appreciation.

INVESTMENT RESTRICTIONS

     Each Fund has adopted the following restrictions (in addition to their investment objectives) as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of that Fund's outstanding voting securities, as defined in the Investment Company Act of 1940 (the "1940 Act"). Under the 1940 Act, the vote of the holders of a "majority" of a Fund's outstanding voting securities means the vote of the holders of the lesser of (1) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (2) more than 50% of the outstanding shares.

     Except as noted, none of the Funds may:

      1. Purchase any security, other than obligations of the U.S. government, its agencies, or instrumentalities ("U.S. government securities"), if as a result: (i) with respect to 75% of its total assets, more than 5% of the Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer; or (ii) more than 25% of the Fund's total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in a single industry.

      2. Purchase securities on margin (but any Fund may obtain such short-term credits as may be necessary for the clearance of transactions), provided that the deposit or payment by a Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

      3. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

      4. Issue senior securities, borrow money or pledge its assets except that any Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings; none of the Funds will purchase any additional portfolio securities while such borrowings are outstanding.

      5. Purchase any security (other than U.S. government securities) if as a result, with respect to 75% of the Fund's total assets, the Fund would then hold more than 10% of the outstanding voting securities of an issuer.

      6. Purchase or sell commodities or commodity contracts or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate. (For the purposes of this restriction, forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts.)

      7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      8. Make investments for the purpose of exercising control or management.

      9. Make loans, except through repurchase agreements.

Any percentage limitation on a Fund's investments is determined when the investment is made, unless otherwise noted.

     A Fund will provide 60 days' prior written notice to shareholders of a change in that Fund's non-fundamental policy of investing at least 80% of its net assets in the type of investments suggested by the Fund's name.

REPURCHASE AGREEMENTS

     The Small Cap Value Fund may purchase debt securities maturing more than one year from the date of purchase only if they are purchased subject to repurchase agreements. The Large Cap Value Fund, the Mid-Cap Value Fund and the Equity Fund for Insurance Companies have no such restriction on maturities of portfolio securities. A repurchase agreement is an agreement where the seller agrees to repurchase a security from a Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is more than the purchase price, reflecting an agreed-upon rate of return effective for the period of time a Fund's money is invested in the repurchase agreement. A Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of those instruments declines, a Fund will require additional collateral. In the event of a default, insolvency or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. In such circumstances, the Fund could experience a delay or be prevented from disposing of the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.

BONDS

     The term "bond" or "bonds" as used in the prospectuses and this Statement of Additional Information is intended to include all manner of fixed-income securities, debt securities and other debt obligations unless specifically defined or the context requires otherwise.

U.S. GOVERNMENT SECURITIES

     U.S. government agencies or instrumentalities which issue or guarantee securities include the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Student Loan Marketing Association and the International Bank for Reconstruction and Development.

     Except for U.S. Treasury securities, obligations of U.S. government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such instrumentality only when the Advisor is satisfied that the credit risk with respect to any instrumentality is acceptable.

     The Funds may invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and are not issued by the U.S. Treasury; therefore they are not U.S. government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

CORPORATE DEBT SECURITIES

     A Fund's investments in corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Advisor's opinion comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

CONVERTIBLE SECURITIES

     The Funds may invest in convertible securities of domestic or foreign issuers rated investment grade (any of the four highest grades) by a major rating agency or, if unrated, of comparable quality in the Advisor's opinion. The Mid-Cap Value Fund and Small Cap Value Fund also may invest up to 5% of their respective total assets in convertible securities rated below investment grade, but not below B, or, if unrated, of comparable quality in the Advisor's opinion. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

     In general, the market value of a convertible security is at least the higher of its "investment value" (that is, its value as a fixed-income security) or its "conversion value" (that is, its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

DERIVATIVE INSTRUMENTS

     To the extent consistent with their investment objectives and policies and the investment restrictions listed in this Statement of Additional Information, the Funds may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts. The Funds also may enter into swap agreements with respect to foreign currencies, interest rates and securities indexes. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, or securities prices or as part of their overall investment strategies. Each Fund will mark as segregated cash or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under forward contracts, futures contracts, swap agreements and options to avoid leveraging of the Fund.

     Options on Securities and on Securities Indexes. A Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

     The purchase and writing of options involve certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

     There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     Futures Contracts and Options on Futures Contracts. A Fund may use interest rate, foreign currency or index futures contracts, as specified for that Fund in the prospectuses and if permitted by its investment restrictions. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

     A Fund may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indexes (discussed above). An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     Each Fund will use futures contracts and options on futures contracts in accordance with the rules of the Commodity Futures Trading Commission ("CFTC"). For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. A Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and options on futures contracts.

     A Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Limitations on Use of Futures and Options Thereon. When purchasing a futures contract, a Fund will mark as segregated (and mark-to-market on a daily basis) cash or other liquid, unencumbered assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will mark as segregated (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

     When selling a call option on a futures contract, a Fund will mark as segregated (and mark-to-market on a daily basis) cash or other liquid, unencumbered assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will mark as segregated (and mark-to-market on a daily basis) cash or other liquid, unencumbered assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     In order to comply with current applicable regulations of the CFTC pursuant to which the Trust avoids being deemed a "commodity pool operator," the Funds are limited in their futures trading activities to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, or to non-hedging positions for which the aggregate initial margin and premiums will not exceed 5% of the liquidation value of the Fund's assets.

     Risk Factors in Futures Transactions and Options. Investment in futures contracts involves the risk of imperfect correlation between movements in the price of the futures contract and the price of the security being hedged. The hedge will not be fully effective when there is imperfect correlation between the movements in the prices of two financial instruments. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund will experience either a loss or gain on the futures contract which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts.

     The particular securities comprising the index underlying the index financial futures contract may vary from the securities held by a Fund. As a result, the Fund's ability to hedge effectively all or a portion of the value of its securities through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the securities held by the Fund. The correlation may be affected by disparities in the Fund's investments as compared to those comprising the index and general economic or political factors. In addition, the correlation between movements in the value of the index may be subject to change over time as additions to and deletions from the index alter its structure. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.

     Each Fund expects to liquidate a majority of the futures contracts it enters into through offsetting transactions on the applicable contract market. There can be no assurance, however, that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out futures positions also could have an adverse impact on the Fund's ability to hedge effectively its investments. The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. A Fund will enter into a futures position only if, in the judgment of the Advisor, there appears to be an actively traded secondary market for such futures contracts.

     The successful use of transactions in futures and related options also depends on the ability of the Advisor to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund or such rates move in a direction opposite to that anticipated, the Fund may realize a loss on a hedging transaction which is not fully or partially offset by an increase in the value of portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

     Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contracts can result in substantial unrealized gains or losses. There is also the risk of loss by a Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund has an open position in a financial futures contract.

     The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option on a futures contract also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

FOREIGN SECURITIES

     The Funds may invest in American Depositary Receipts ("ADRs"), other securities convertible into securities of issuers based in foreign countries or other foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS

     The Funds may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Funds hold in their portfolios or intend to purchase. For example, if a Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and a Fund's ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

     The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

     Risks of Options Trading. The Funds may effectively terminate their rights or obligations under options by entering into closing transactions. Closing transactions permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar. Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions. As a result, changes in the value of an option position may have no relationship to the investment merit of a foreign security. Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

     Options normally have expiration dates of up to nine months. The exercise price may be below, equal to or above the current market value of the underlying currency. Options that expire unexercised have no value, and a Fund will realize a loss of any premium paid and any transaction costs. Closing transactions may be effected only by negotiating directly with the other party to the option contract, unless a secondary market for the options develops. Although the Funds intend to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate an option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, a Fund may be unable to liquidate a foreign currency option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it had purchased in order to realize any profit.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Funds may use forward contracts to protect against uncertainty in the level of future exchange rates. The Funds will not speculate with forward contracts or foreign currency exchange rates.

     A Fund may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     A Fund also may use forward contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that the Advisor believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. A Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency, or (2) the Fund maintains in a segregated account cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, in an amount not less than the value of the Fund's total assets committed to the consummation of the contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

     At or before the maturity date of a forward contract that requires a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

     The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

     Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

FOREIGN INVESTMENT RISKS

     Foreign Market Risk. Each Fund may invest a portion of its assets in foreign securities. Foreign security investment involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money.

     Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund's ability to purchase or sell foreign securities or otherwise adversely affect a Fund's operations. Other foreign market risks include difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

     EMU. For a number of years, certain European countries have been seeking economic unification that would, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these European countries. The Treaty of European Union (the "Maastricht Treaty") seeks to set out a framework for the European Economic and Monetary Union ("EMU") among the countries that comprise the European Union ("EU"). Among other things, EMU established a single common European currency (the "euro") that was introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. Upon implementation of EMU, certain securities issued in participating EU countries (beginning with government and corporate bonds) were redenominated in euros, and are now listed, traded, declaring dividends and making other payments only in euros.

     No assurance can be given that the changes planned for the EU can be successfully implemented, or that these changes will result in the economic and monetary unity and stability intended. There is a possibility that EMU will not be completed, or will be completed but then partially or completely unwound. Because any participating country may opt out of EMU within the first three years, it is also possible that a significant participant could choose to abandon EMU, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants' national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the European markets, an undermining of European economic stability, the collapse or slowdown of the drive toward European economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of EMU. Also, withdrawal from EMU at any time by an initial participant could cause disruption of the financial markets as securities redenominated in euros are transferred back into that country's national currency, particularly if the withdrawing country is a major economic power. Such developments could have an adverse impact on a Fund's investments in Europe generally or in specific countries participating in EMU.

     Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. government does. Some countries may not have laws to protect investors the way that the United States securities laws do. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for a Fund's portfolio managers to completely and accurately determine a company's financial condition.

     Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

SWAP AGREEMENTS

     The Funds may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded the desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter-party will be covered by marking as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, to avoid any potential leveraging of a Fund's portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Advisor's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. Restrictions imposed by the Internal Revenue Code may limit a Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

ILLIQUID SECURITIES

     A Fund may not hold more than 15% of its net assets in illiquid securities. Illiquid securities generally include repurchase agreements which have a maturity of longer than seven days, and securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the United States) or because they have legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities which are otherwise not readily marketable and repurchase agreements that have a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Also market quotations are less readily available. The judgment of the Advisor may at times play a greater role in valuing these securities than in the case of unrestricted securities. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A established a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers.

     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The Advisor will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions, the Advisor will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (1) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the Advisor; and
(2) it must not be "traded flat" (that is, without accrued interest) or in default as to principal or interest. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

BORROWING

     The Funds may borrow for temporary or emergency purposes in amounts not exceeding 10% of each Fund's total assets. The 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. Borrowing subjects a Fund to interest costs which may or may not be recovered by appreciation of the securities purchased, and can exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. This is the speculative factor known as leverage.

WHEN-ISSUED SECURITIES

     The Funds may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. The price that the Fund is obligated to pay on the settlement date may be different from the market value on that date. While securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them, unless a sale would be desirable for investment reasons. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining the Fund's net asset value. The Fund will also mark as segregated with its custodian cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to its obligations for when-issued securities.

REAL ESTATE INVESTMENT TRUSTS

     Each Fund may invest in securities of real estate investment trusts or REITs. Unlike corporations, REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. REITs offer investors greater liquidity and diversification than direct ownership of properties, as well as greater income potential than an investment in common stocks. Like any investment in real estate, though, a REIT's performance depends on several factors, such as its ability to find tenants for its properties, to renew leases and to finance property purchases and renovations.

SHARES OF OTHER INVESTMENT COMPANIES

     The Funds can invest in securities of other investment companies except to the extent prohibited by law. Like all equity investments, these investments may go up or down in value. They also may not perform in correlation with a Fund's principal strategies. The Funds will pay additional fees through their investments in other investment companies.

LIMITED PARTNERSHIPS

     The Funds can invest in limited partnership interests.

SHORT SALES AGAINST-THE-BOX

     The Funds can borrow and sell "short" securities when a Fund also owns an equal amount of those securities (or their equivalent). No more than 25% of a Fund's total assets can be held as collateral for short sales at any one time.

CORPORATE LOANS

     The Funds can invest in corporate loans. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, a Fund may experience difficulties from time to time in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a "syndicate." The syndicate's agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent developed financial problems, a Fund may not recover its investment, or there might be a delay in the Fund's recovery. By investing in a corporate loan, the Fund becomes a member of the syndicate.

TEMPORARY DEFENSIVE POSITION

     When adverse market or economic conditions indicate to the Advisor that a temporary defensive strategy is appropriate, a Fund may invest all or part of its assets in short-term investment grade debt obligations of the U.S. government, its agencies and instrumentalities, bank certificates of deposit, bankers' acceptances, high quality commercial paper, demand notes and repurchase agreements.

                                   MANAGEMENT

     The Trustees oversee the actions of the Funds' Advisor and other service providers and decide upon matters of general policy. The Trustees also review the actions of the Funds' officers, who conduct and supervise the daily business operations of the Funds. The Trustees (* denotes "interested" Trustee as defined in the 1940 Act, due to the relationship with the Advisor) and officers of the Trust are:

     Randall Breitenbach (41) -- Trustee -- 515 South Flower Street, Suite 4800 Los Angeles, CA 90071. Co-Founder, Director and CEO, Breitburn Energy Company (1988 - present); Chairman, Finance Committee, Stanford University PIC Endowment (1999 - present); Corporate Finance Analyst, ARCO Corporate

Treasury Division (1987 - 1988); Reservoir & Facility Engineer, SOHIO Alaska Petroleum Company (1983 - 1985).

     Robert L. Burch III (67) -- Trustee -- One Rockefeller Plaza, New York, NY 10020. Managing Partner, A.W. Jones Co. (investments) (since 1984); Chairman, Jonathan Mfg. Corp. (slide manufacturing) (since 1977).

     John A. G. Gavin (70) -- Trustee -- 2100 Century Park West, Los Angeles, CA 90067. Partner and Managing Director, Hicks, Muse, Tate & Furst (Latin America) (private equity investment firm) (since 1994); Chairman, Gamma Services Corp. (venture capital) (since 1968); Principal, Gavin, Dailey & Partners (consulting) (since 1993); U.S. Ambassador to Mexico (1981 - 1986); Director, Apex Mortgage Capital, Inc., Atlantic Richfield Co., International Wire Corp. and Krause's Furniture.

     *Nancy D. Celick (50) -- Trustee, President and Principal Executive
Officer -- 725 South Figueroa Street, Suite 3900, Los Angeles, CA 90017-5400. Chief Operating Officer of the Advisor (since 2001); Chief Administrative Officer of Merrill Lynch Investment Managers, L.P. ("MLIM") (1998 - 2001); Chief Financial Officer of MLIM (1993 - 1998); Chief Financial Officer of Kennedy-Wilson, Inc. (auction marketing services) (1992 - 1993); Chief Financial Officer of First National Corporation (bank holding company) (1984 - 1992).

     Anna Marie S. Lopez (33) -- Treasurer, Principal Financial and Accounting Officer and Secretary -- 725 South Figueroa Street, Suite 3900, Los Angeles, CA 90017-5400. Compliance Officer of the Advisor (since 2001); Compliance Officer of MLIM (1997 - 2001); Manager, Price Waterhouse (1991 - 1997).

     Kristin Smith (36) -- Assistant Secretary -- 725 South Figueroa Street, Suite 3900, Los Angeles, CA 90017-5400. Controller of the Advisor
(2001 - present); Controller of MLIM (1999 - 2001); Manager of Financial Planning of The Walt Disney Company (1997 - 1999); Director Domestic Contract Services of MGM/United Artists, Santa Monica (1994 - 1997).

     The Trust does not pay salaries to any of its officers or fees to any of its Trustees affiliated with the Advisor. The following table sets an estimate of the aggregate compensation that will be paid to the Trustees during the Trust's fiscal year ending June 30, 2002. The Trust is not part of a "Fund Complex."

                                                               ESTIMATED
                                                               AGGREGATE
                                                              COMPENSATION
                      NAME OF TRUSTEE                          FROM TRUST
                      ---------------                         ------------
Randall Breitenbach.........................................    $
Robert L. Burch III.........................................    $
Nancy D. Celick.............................................       None
John A. G. Gavin............................................    $

THE ADVISOR

     The Advisor provides the Funds with management and investment advisory services. Hotchkis and Wiley Investments, LLC is located at 725 South Figueroa Street, Suite 3900, Los Angeles, California 90017-5400. The Advisor is a newly-organized limited liability company the member of which is George H. Davis, Jr. Employees of the Advisor formerly were employees of the investment advisor of the Mercury HW Funds. The Advisor supervises and arranges the purchase and sale of securities held in the Funds' portfolios and administers the Funds. The Advisor also manages other investment company portfolios and separate investment advisory accounts.

     Each Fund, except for the Equity Fund for Insurance Companies, pays the Advisor for the services performed a fee at the annual rate of 0.75% of the Fund's average daily net assets. The Equity Fund for Insurance Companies pays the Advisor a fee at the annual rate of 0.60% on the first $10,000,000 of its average daily net assets and 0.50% of average daily net assets in excess of $10,000,000.

     The Advisor has contractually agreed to limit for the fiscal year ending June 30, 2002 the annual operating expenses of each Fund as follows: for the Class I shares of the Large Cap Value Fund, Mid-Cap Value Fund, and Small Cap Value Fund - 0.95%, 1.15% and 1.25%, respectively; for the Class A shares of the

Large Cap Value Fund, Mid-Cap Value Fund and Small Cap Value Fund-1.20%, 1.40% and 1.50%, respectively, of the Fund's average net assets; and for the Class B and Class C shares of the Large Cap Value Fund, Mid-Cap Value Fund and Small Cap Value Fund-1.95%, 2.15% and 2.25%, respectively, of the Fund's average net assets. The Advisor has contractually agreed to limit the annual expenses of the Equity Fund for Insurance Companies for the fiscal year ending June 30, 2002 to the Fund's advisory fees.

     Each of the four Investment Advisory Agreements provides that the Advisor shall not be liable to the Trust for any error of judgment by the Advisor or for any loss sustained by any of the Funds except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

PRINCIPAL UNDERWRITER

     Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201, an affiliate of the Advisor, is the Funds' distributor (the "Distributor") and makes a continuous offering of the Funds' shares. It is not compensated by the Funds, except that it may receive payments under the Distribution Plans described under "Purchase of Shares -- Distribution Plans."

CODES OF ETHICS

     The Board of Trustees of the Trust has approved a Code of Ethics under Rule 17j-1 of the 1940 Act that covers the Trust and the Advisor. The Distributor has adopted a separate Code of Ethics that has been approved by the Trust's Board (collectively, the "Codes of Ethics"). The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by a Fund. The protective provisions of the Codes of Ethics prohibit certain investments and limit these personnel from making investments during periods when a Fund is making such investments. The Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Investment Advisory Agreements state that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of each Fund by placing purchase and sale orders for that Fund, the Advisor shall select such broker-dealers ("brokers") as shall, in the Advisor's judgment, implement the policy of the Trust to achieve "best execution", that is, prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Agreements to consider the reliability, integrity and financial condition of the broker. The Advisor is also authorized by the Agreements to consider whether the broker provides brokerage and/or research services to a Fund and/or other accounts of the Advisor. The Agreements state that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Agreements provide that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid
(1) were for purposes contemplated by the Agreements; (2) were for products or services which provide lawful and appropriate assistance to the Advisor's decision-making process; and (3) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. The Advisor is also authorized to consider sales of shares of each Fund as a factor in the selection of brokers to execute brokerage and principal transactions, subject to the requirements of "best execution", as defined above, although the Advisor is not currently doing so.

     The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Trust in the valuation of the Funds' investments. The research which the Advisor receives for the Funds' brokerage commissions, whether or not useful to a Fund, may be useful to the Advisor in managing the accounts of the Advisor's other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to a Fund.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Funds directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

                               PURCHASE OF SHARES

     Reference is made to "Account Choices -- How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus of the Large Cap Value Fund, the Mid-Cap Value Fund and the Small Cap Value Fund (the "Multi-Class Funds") for certain information as to the purchase of shares of each Multi-Class Fund.

     The Equity Fund for Insurance Companies issues a single class of shares. See "How to Buy Shares" in the Prospectus of the Equity Fund for Insurance Companies.

     The Multi-Class Funds each issue four classes of shares: shares of Class I and Class A are sold to investors choosing the no load or initial sales charge alternatives and shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives. Each Class I, Class A, Class B and Class C share of each Multi-Class Fund represents an identical interest in the investment portfolio of that Fund, and has the same rights, except that Class A, Class B and Class C shares bear the expenses of the ongoing account maintenance fees (also known as service fees) and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The contingent deferred sales charges ("CDSCs"), distribution fees and account maintenance fees that are imposed on Class B and Class C shares, as well as the account maintenance fees that are imposed on Class A shares, are imposed directly against those classes and not against all assets of a Multi-Class Fund, and, accordingly, such charges do not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by a Multi-Class Fund for each class of shares are calculated in the same manner at the same time and differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs in relation to a particular class are borne exclusively by that class. Class A, Class B and Class C shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which the account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Distribution Plan for Class A shares). Each class has different exchange privileges. See "Shareholder Services -- Exchange Privilege."

     Investors should understand that the purpose and function of the initial sales charges with respect to the Class A shares are the same as those of the CDSCs and distribution fees with respect to the Class B and Class C shares in that the sales charges and distribution fees applicable to each class provide for the financing of the distribution of the shares of each Multi-Class Fund. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

     Each Fund offers its shares at a public offering price equal to the next determined net asset value per share plus any sales charge applicable to the class of shares selected by the investor. The applicable offering price for purchase orders is based upon the net asset value of each Fund next determined after receipt of the purchase order by the Distributor. As to purchase orders received by selected securities dealers or other financial intermediaries prior to the close of regular trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m., Eastern time) which includes orders received after the determination of net asset value on the previous day, the applicable offering price will be based on the net asset value on the day the order is placed with the Distributor, provided that the orders are received by the Distributor prior to 30 minutes after the close of regular trading on the NYSE on that day. If the purchase orders are not received prior to 30 minutes after the close of regular trading on the NYSE on that day, such orders shall be deemed received on the next business day. Selected securities dealers or other financial intermediaries have the responsibility of submitting purchase orders to a Fund not later than 30 minutes after the close of regular trading on the NYSE in order to purchase shares at that day's offering price.

     The Fund or the Distributor may suspend the continuous offering of a Fund's shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any order may be rejected by a Fund or the Distributor for any reason, including to prevent the "market-timing" of the Fund. Neither the Distributor nor the selected securities dealers or other financial intermediaries are permitted to withhold placing orders to benefit themselves by a price change. Certain selected securities dealers or other financial intermediaries may charge a processing fee to confirm a sale of shares. Purchases made directly through the Transfer Agent are not subject to the processing fee.

NO LOAD AND INITIAL SALES CHARGE ALTERNATIVES -- CLASS I AND CLASS A SHARES

     Eligible investors should purchase Class I shares rather than Class A shares, because Class I shares are sold without a sales charge and there is an account maintenance fee imposed on Class A shares.

     Investors who prefer an initial sales charge alternative may elect to purchase Class A shares rather than Class B or Class C shares.

     The term "purchase," as used in the Prospectus and this Statement of Additional Information in connection with an investment in Class I and Class A shares of a Fund, refers to a single purchase by an individual or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his, her or their own account and to single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary is involved. The term "purchase" also includes purchases by any "company," as that term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or which has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

     Class I shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends on outstanding Class I shares. Investors who own Class I shares of a Multi-Class Fund in a shareholder account are entitled to purchase additional Class I shares of the Fund in that account. Trustees of the Trust and of other investment companies advised by the Advisor, employees of the Advisor or certain selected securities dealers, and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase Class I shares of a Multi-Class Fund. The Fund realizes economies of scale and reduction of sales-related expenses by virtue of the familiarity of these persons with the Fund. Employees and Trustees wishing to purchase shares of a Multi-Class Fund must satisfy the Fund's suitability standards.

     Investors qualifying for significantly reduced initial sales charges on Class A shares may find the initial sales charge alternative particularly attractive, because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with purchases of Class B or Class C shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time also may elect to purchase Class A shares, because over time the accumulated ongoing account maintenance and distribution fees on Class B or Class C shares may exceed the initial sales charges, and, in the case of Class A shares, the account maintenance fee. In addition, the ongoing Class B and Class C account maintenance and distribution fees will cause Class B and Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the initial sales charge shares.

     The Distributor may reallow discounts to selected securities dealers or other financial intermediaries and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such selected securities dealers or other financial intermediaries. Since selected securities dealers or other financial intermediaries selling Class A shares of the Multi-Class Funds will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.

REDUCED INITIAL SALES CHARGES

     Reductions in or exemptions from the imposition of a sales load are due to the nature of the investors and/or the reduced sales efforts that will be needed to obtain such investments.

     Reinvested Dividends. No initial sales charges are imposed upon Class A shares issued as a result of the automatic reinvestment of dividends.

     Right of Accumulation. Reduced sales charges apply through a right of accumulation under which eligible investors are permitted to purchase shares of a Multi-Class Fund subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser's combined holdings of all classes of shares of the Funds. For any such right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser's selected securities dealer or other financial intermediary, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing, or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.

     Letter of Intent. Reduced sales charges apply to purchases aggregating $25,000 or more of Class A shares of a Multi-Class Fund made within a 13-month period starting with the first purchase pursuant to the Letter of Intent. The Letter of Intent is available only to investors whose accounts are established and maintained at the Funds' Transfer Agent. The Letter of Intent is not available to employee benefit plans for which affiliates of the Advisor provide plan participant record-keeping services. The Letter of Intent is not a binding obligation to purchase any amount of Class A shares; however, its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of Class A shares of a Multi-Class Fund presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the Letter of Intent, may be included as a credit toward the completion of such Letter, but the reduced sales charge applicable to the amount covered by such Letter will be applied only to new purchases. If the total amount of shares does not equal the amount stated in the Letter of Intent (minimum of $25,000), the investor will be notified and must pay, within 20 days of the execution of such Letter, the difference between the sales charge on the Class A shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class A shares equal to 5.0% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intent must be at least 5.0% of the dollar amount of such Letter. If a purchase during the term of such Letter would otherwise be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to that further reduced percentage sales charge but there will be no retroactive reduction of the sales charges on any previous purchase.

     The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intent will be deducted from the total purchases made under such Letter.

     Employer-Sponsored Retirement or Savings Plans and Certain Other Arrangements. Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class A shares at net asset value, based on the number of employees or number of employees eligible to participate in the plan and/or the aggregate amount invested by the plan in specified investments. Certain other plans may purchase

Class B shares with a waiver of the CDSC upon redemption, based on similar criteria. Such Class B shares will convert into Class A shares approximately eight years after the plan purchases the first share of any Fund. Minimum purchase requirements may be waived or varied for such plans. For additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements, call your plan administrator or your selected securities dealer or other financial intermediary.

     Participants in Certain Investment Programs. Class A shares are also offered at net asset value to participants in certain investment programs including certain purchases in connection with certain programs sponsored by the Advisor or its affiliates and certain transaction fee programs.

     Acquisition of Certain Investment Companies. Class A shares may be offered at net asset value in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

DEFERRED SALES CHARGE ALTERNATIVES -- CLASS B AND CLASS C SHARES

     Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in a Multi-Class Fund.

     Because no initial sales charges are deducted at the time of the purchase, Class B and Class C shares provide the benefit of putting all of the investor's dollars to work from the time the investment is made. The deferred sales charge alternatives may be particularly appealing to investors that do not qualify for a reduction in initial sales charges. Both Class B and Class C shares are subject to ongoing account maintenance fees and distribution fees; however, the ongoing account maintenance and distribution fees potentially may be offset to the extent any return is realized on the additional funds initially invested in Class B or Class C shares. In addition, Class B shares will be converted into Class A shares of a Multi-Class Fund after a conversion period of approximately eight years, and thereafter investors will be subject to lower ongoing fees.

     The public offering price of Class B and Class C shares for investors choosing the deferred sales charge alternatives is the next determined net asset value per share without the imposition of a sales charge at the time of purchase. See "Pricing of Shares -- Determination of Net Asset Value" below.

     Class B shares that are redeemed within six years of purchase may be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. In determining whether a CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest applicable rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends. It will be assumed that the redemption is first of shares held for over six years or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the six-year period. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

     The following table sets forth the Class B CDSC:

                                            CDSC AS A PERCENTAGE
                                              OF DOLLAR AMOUNT
     YEAR SINCE PURCHASE PAYMENT MADE        SUBJECT TO CHARGE
     --------------------------------       --------------------
0-1.......................................          4.0%
1-2.......................................          4.0%
2-3.......................................          3.0%
3-4.......................................          3.0%
4-5.......................................          2.0%
5-6.......................................          1.0%
6 and thereafter..........................          None

     To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the third year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to a CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.0% (the applicable rate in the third year after purchase).

     As discussed in the Prospectus of the Multi-Class Funds under "Account Choices -- Pricing of Shares -- Class B and C Shares -- Deferred Sales Charge Options," while Class B shares redeemed within six years of purchase are subject to a CDSC under most circumstances, the charge may be reduced or waived in certain instances. These include certain post-retirement withdrawals from an individual retirement account ("IRA") or other retirement plan or redemption of Class B shares in certain circumstances following the death of a Class B shareholder. In the case of such withdrawal, the reduction or waiver applies to:
(a) any partial or complete redemption in connection with a distribution following retirement under a tax-deferred retirement plan on attaining age
59 1/2 in the case of an IRA or other retirement plan, or part of a series of equal periodic payments (not less frequently than annually) made for life (or life expectancy) or any redemption resulting from the tax-free return of an excess contribution to an IRA (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution); or
(b) any partial or complete redemption following the death or disability (as defined in the Code) of a Class B shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability, or if later, reasonably promptly following completion of probate or in connection with involuntary termination of an account in which Multi-Class Fund shares are held (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution).

     The charge may also be reduced or waived in other instances, such as: (a) redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers; (b) [redemptions in connection with participation in certain fee-based programs of the Advisor or its affiliates;] (c) [redemptions in connection with participation in certain fee-based programs of selected securities dealers and other financial intermediaries that have agreements with the Advisor or Distributor;] or (d) withdrawals through the Systematic Withdrawal Plan of up to 10% per year of your account value at the time the plan is established. See "Shareholder Services -- Fee-Based Programs" and
"-- Systematic Withdrawal Plans."

     Conversion of Class B Shares to Class A Shares. After approximately eight years (the "Conversion Period"), Class B shares of a Multi-Class Fund will be converted automatically into Class A shares of that Fund. Class A shares are subject to an ongoing account maintenance fee of 0.25% of the average daily net assets of the Fund but are not subject to the distribution fee that is borne by Class B shares. Automatic conversion of Class B shares into Class A shares will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset value of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class A shares will not be deemed a purchase or sale of the shares for Federal income tax purposes.

     In addition, shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class A shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying such dividend reinvestment shares were outstanding. If at the Conversion Date the conversion of Class B shares to Class A shares of a Multi-Class Fund in a single account will result in less than $50 worth of Class B shares being left in the account, all of the Class B shares of that Fund held in the account on the Conversion Date will be converted to Class A shares of the Fund.

     The Conversion Period may be modified for investors that participate in certain fee-based programs. See "Shareholder Services -- Fee-Based Programs."

     [Class B shareholders of a Multi-Class Fund exercising the exchange privilege described under "Shareholder Services -- Exchange Privilege" will continue to be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares acquired as a result of the exchange.]

     Class C shares that are redeemed within one year of purchase may be subject to a 1.0% CDSC charged as a percentage of the dollar amount subject thereto. In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends. It will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the one-year period. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption. The Class C CDSC may be waived in connection with involuntary termination of an account in which Fund shares are held and withdrawals through the Systematic Withdrawal Plans. See "Shareholder Services -- Systematic Withdrawal Plans."

     Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers and other financial intermediaries related to providing distribution-related services to a Multi-Class Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial consultants for selling Class B and Class C shares from the dealer's own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of a Multi-Class Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. See "Distribution Plans" below. Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the National Association of Securities Dealers, Inc. (the "NASD") asset-based sales charge rule. See "Limitations on the Payment of Deferred Sales Charges" below.

DISTRIBUTION PLANS

     Reference is made to "Account Choices -- Pricing of Shares" in the Prospectus of the Multi-Class Funds for certain information with respect to separate distribution plans for Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act (each a "Distribution Plan") with respect to the account maintenance and/or distribution fees paid by each Multi-Class Fund to the Distributor with respect to such classes.

     The Distribution Plans for each of the Class A, Class B and Class C shares provide that each Multi-Class Fund pays the Distributor an account maintenance fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of that Fund attributable to shares of the relevant class in order to compensate the Distributor and selected securities dealers or other financial intermediaries (pursuant to sub-agreements) in connection with account maintenance activities with respect to Class A, Class B and Class C shares. Each of those classes has exclusive voting rights with respect to the Distribution Plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid (except that Class B shareholders may vote on any material changes to expenses charged under the Class A Distribution Plan).

     The Distribution Plans for each of the Class B and Class C shares provide that each Multi-Class Fund also pays the Distributor a distribution fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of that Fund attributable to the shares of the relevant class in order to compensate the Distributor and selected securities dealers or other financial intermediaries (pursuant to sub-agreements) for providing shareholder and distribution services, and bearing certain distribution-related expenses of the Fund, including payments to securities dealers and other financial intermediaries for selling Class B and Class C shares of that Fund. The Distribution Plans relating to Class B and Class C shares are designed to permit an investor to purchase Class B and Class C shares through securities dealers and other financial intermediaries without the assessment of an initial sales charge and at the same time permit the Distributor to compensate securities dealers and other financial intermediaries in connection with the sale of the Class B and Class C shares. In this regard, the purpose and function of the ongoing distribution fees and the CDSC are the same as those of the initial sales charge with respect to the Class A shares of the Fund in that the ongoing distribution fees and deferred sales charges provide for the financing of the distribution of the Fund's Class B and Class C shares.

     The Fund's Distribution Plans are subject to the provisions of Rule 12b-1 under the 1940 Act. In their consideration of each Distribution Plan, the Trustees must consider all factors they deem relevant, including information as to the benefits of each Distribution Plan to each Multi-Class Fund and the related class of shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the non-interested Trustees concluded that there is a reasonable likelihood that such Distribution Plan will benefit that Fund and its related class of shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the non-interested Trustees or by the vote of the holders of a majority of the outstanding related class of voting securities of a Fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by a Fund without the approval of the related class of shareholders, and all material amendments are required to be approved by the vote of Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that a Fund preserve copies of its Distribution Plans and any report made pursuant to such plan for a period of not less than six years from the date of such Distribution Plan or such report, the first two years in an easily accessible place.

     Among other things, each Distribution Plan provides that the Distributor shall provide and the Trustees shall review quarterly reports of the disbursement of the account maintenance and/or distribution fees paid to the Distributor. Payments under the Distribution Plans are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from each Distribution Plan may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses will be presented to the Trustees for their consideration in connection with their deliberations as to the continuance of the Class B and Class C Distribution Plans.

LIMITATIONS ON THE PAYMENT OF DEFERRED SALES CHARGES

     The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset-based sales charges such as the distribution fee and the CDSC borne by the Class B and Class C shares, but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to the Multi-Class Funds, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by a Fund to
(1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC).

                              REDEMPTION OF SHARES

     Reference is made to "Account Choices -- How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus of the Multi-Class Funds and "How to Redeem Shares" in the Prospectus of the Equity Fund for Insurance Companies.

     Each Fund is required to redeem for cash all shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Except for any CDSC that may be applicable, there will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

     The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for any period during which trading on the NYSE is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of a Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Funds.

     The value of shares of a Fund at the time of redemption may be more or less than the shareholder's cost, depending in part on the market value of the securities held by that Fund at such time.

REDEMPTION

     A shareholder wishing to redeem shares held with the Transfer Agent may do so by tendering the shares directly to the Funds' Transfer Agent, Financial Data Services, Inc., P.O. Box 41621, Jacksonville, Florida 32232-1621. Redemption requests delivered other than by mail should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Redemption requests should not be sent to the Funds. The redemption request in either event requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent's register. The signature(s) on the redemption request may require a guarantee by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. In the event a signature guarantee is required, notarized signatures are not sufficient. In general, signature guarantees are waived on redemptions of less than $50,000 as long as the following requirements are met: (i) all requests require the signature(s) of all persons in whose name(s) shares are recorded on the Transfer Agent's register; (ii) all checks must be mailed to the address of record on the Transfer Agent's register and (iii) the address must not have changed within 30 days. Certain rules may apply regarding certain account types such as but not limited to UGMA/UTMA accounts, Joint Tenancies with Rights of Survivorship, contra broker transactions and institutional accounts. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority.

     A shareholder may also redeem shares held with the Transfer Agent by telephone request. To request a redemption from your account, call the Transfer Agent at 1-800-236-4479. The request must be made by the shareholder of record and be for an amount less than $50,000. Before telephone requests will be honored, signature approval from all shareholders of record on the account must be obtained. The shares being redeemed must have been held for at least 15 days. Telephone redemption requests will not be honored in the following situations: the accountholder is deceased, the proceeds are to be sent to someone other than the shareholder of record, funds are to be wired to the client's bank account, a systematic withdrawal plan is in effect, the request is by an individual other than the accountholder of record, the account is held by joint tenants who are divorced, the address has changed within the last 30 days or share certificates have been issued on the account.

     Since this account feature involves a risk of loss from unauthorized or fraudulent transactions, the Transfer Agent will take certain precautions to protect your account from fraud. Telephone redemption may be refused if the caller is unable to provide: the account number, the name and address registered on the account and the social security number registered on the account. The Funds or the Transfer Agent may temporarily suspend telephone transactions at any time.

     For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption. At various times a Fund may be requested to redeem shares for which it has not yet received good payment (e.g., cash, Federal funds or certified check drawn on a U.S. bank). A Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash, Federal funds or certified check drawn on a U.S. bank) has been collected for the purchase of such Fund shares, which usually will not exceed 10 days. In the event that a shareholder account held directly with the Transfer Agent contains a fractional share balance, such fractional share balance will be automatically redeemed by that Fund.

REPURCHASE

     Each Fund also will repurchase its shares through a shareholder's listed selected securities dealer or other financial intermediary. A Fund normally will accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after the order is placed. Shares will be priced at the net asset value calculated on the day the request is received, provided that the request for repurchase is submitted to the selected securities dealer or other financial intermediary prior to the close of regular trading on the NYSE (generally, regular trading on the NYSE closes at 4:00 p.m., Eastern time) and such request is received by that Fund from such selected securities dealer or other financial intermediary not later than 30 minutes after the close of regular trading on the NYSE on the same day.

     Selected securities dealers and other financial intermediaries have the responsibility of submitting such repurchase requests to a Fund not later than 30 minutes after the close of regular trading on the NYSE in order to obtain that day's closing price.

     The foregoing repurchase arrangements are for the convenience of shareholders and do not involve a charge by a Fund (other than any applicable
CDSC). Securities firms that do not have agreements with the Distributor, however, may impose a transaction charge on the shareholder for transmitting the notice of repurchase to the Fund. Certain selected securities dealers and other financial intermediaries may charge a processing fee to confirm a repurchase of shares. Repurchases made through the Transfer Agent, on accounts held at the Transfer Agent, are not subject to the processing fee. Each Fund reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. A shareholder whose order for repurchase is rejected by a Fund, however, may redeem Fund shares as set forth above.

REINSTATEMENT PRIVILEGE -- CLASS A SHARES

     Shareholders of a Multi-Class Fund who have redeemed their Class A shares have a privilege to reinstate their accounts by purchasing Class A shares of the Fund at the net asset value without a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised by sending a notice of exercise along with a check for the amount to be reinstated to the Transfer Agent within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. Alternatively, the reinstatement privilege may be exercised through the investor's financial consultant within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds.

                               PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

     Reference is made to "Account Choices -- How Shares are Priced" in the Prospectuses.

     The net asset value of the shares of all classes of each Fund is determined once daily Monday through Friday as of the close of regular trading on the NYSE on each day the NYSE is open for trading based on prices at the time of the close of regular trading. Regular trading on the NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Net asset value of a Fund is computed by dividing the value of the securities held by that Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities

(including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Advisor, are accrued daily.

     For each Multi-Class Fund, the per share net asset value of Class A, Class B and Class C shares generally will be lower than the per share net asset value of Class I shares, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares, and the daily expense accruals of the account maintenance fees applicable with respect to Class A shares. Moreover, the per share net asset value of the Class B and Class C shares of a Fund generally will be lower than the per share net asset value of Class A shares of that Fund, reflecting the daily expense accruals of the distribution fees and higher transfer agency fees applicable with respect to Class B and Class C shares of the Fund. It is expected, however, that the per share net asset value of the four classes of each Multi-Class Fund will tend to converge (although not necessarily meet) immediately after the payment of dividends which will differ by approximately the amount of the expense accrual differentials between the classes.

     Portfolio securities, including ADRs, that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded, as of the close of regular trading on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Long positions in securities traded in the OTC market are valued at the last available bid price in the OTC market prior to the time of valuation. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. When a Fund writes an option, the amount of the premium received is recorded on the books of that Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased by each Fund are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees.

     Generally, trading in non-U.S. securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of regular trading on the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of such times.

     Each investor in each Fund may add to or reduce its investment in that Fund on each day the NYSE is open for trading. The value of each investor's interest in each Fund will be determined as of the close of regular trading on the NYSE by multiplying the net asset value of that Fund by the percentage, effective for that day, that represents that investor's share of the aggregate interests in the Fund. The close of regular trading on the NYSE is generally 4:00 p.m., Eastern time. Any additions or withdrawals to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in that Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Fund effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Fund as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Fund by all investors in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund after the close of regular trading on the NYSE on the next determination of net asset value of that Fund.

COMPUTATION OF OFFERING PRICE PER SHARE

     An illustration of the computation of the offering price for Class I, Class A, Class B and Class C shares of the Fund, based on the value of the Fund's net
assets and number of shares outstanding on                , 2001 is calculated
as set forth below:

LARGE CAP VALUE FUND

                                                             CLASS I   CLASS A   CLASS B   CLASS C
                                                             -------   -------   -------   -------
Net Assets.................................................  $         $         $         $
                                                             =======   =======   =======   =======
Number of Shares Outstanding...............................
                                                             =======   =======   =======   =======
Net Asset Value Per Share (net assets divided by number of
  shares outstanding)......................................  $ 10.00   $ 10.00   $ 10.00   $ 10.00
Sales Charge (for Class A shares:
  5.25% of offering price (     % of net asset value per
     share))*..............................................                           **        **
                                                             -------   -------   -------   -------
Offering Price.............................................  $ 10.00   $         $ 10.00   $ 10.00
                                                             =======   =======   =======   =======

MID-CAP VALUE FUND

                                                             CLASS I   CLASS A   CLASS B   CLASS C
                                                             -------   -------   -------   -------
Net Assets.................................................  $         $         $         $
                                                             =======   =======   =======   =======
Number of Shares Outstanding...............................
                                                             =======   =======   =======   =======
Net Asset Value Per Share (net assets divided by number of
  shares outstanding)......................................  $ 10.00   $ 10.00   $ 10.00   $ 10.00
Sales Charge (for Class A shares:
  5.25% of offering price (     % of net asset value per
     share))*..............................................                           **        **
                                                             -------   -------   -------   -------
Offering Price.............................................  $ 10.00   $         $ 10.00   $ 10.00
                                                             =======   =======   =======   =======

SMALL CAP VALUE FUND

                                                             CLASS I   CLASS A   CLASS B   CLASS C
                                                             -------   -------   -------   -------
Net Assets.................................................  $         $         $         $
                                                             =======   =======   =======   =======
Number of Shares Outstanding...............................
                                                             =======   =======   =======   =======
Net Asset Value Per Share (net assets divided by number of
  shares outstanding)......................................  $ 10.00   $ 10.00   $ 10.00   $ 10.00
Sales Charge (for Class A shares:
  5.25% of offering price (     % of net asset value per
     share))*..............................................                           **        **
                                                             -------   -------   -------   -------
Offering Price.............................................  $ 10.00   $         $ 10.00   $ 10.00
                                                             =======   =======   =======   =======

EQUITY FUND FOR INSURANCE COMPANIES

Net Assets.................................................                                $
                                                                                           =======
Number of Shares Outstanding...............................
                                                                                           =======
Net Asset Value Per Share (net assets divided by number of
  shares outstanding)......................................                                $ 10.00
                                                                                           -------
Offering Price.............................................                                $ 10.00
                                                                                           =======

---------------
 * Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.

** Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption. See "Purchase of Shares -- Deferred Sales Charges Alternatives -- Class B and Class C Shares" herein.

                              SHAREHOLDER SERVICES

     The Funds offer a number of shareholder services described below that are designed to facilitate investment. Full details as to each such service and copies of the various plans or how to change options with respect thereto can be obtained from the Funds by calling the telephone number on the cover page hereof, or from the Distributor or your selected securities dealer or other financial intermediary. Certain of these services are available only to U.S. investors.

INVESTMENT ACCOUNT

     Each shareholder whose account is maintained at the Transfer Agent has an investment account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of dividends. The statements also will show any other activity in the account since the preceding statement. Shareholders also will receive separate confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of dividends. A shareholder with an account held at the Transfer Agent may make additions to his or her investment account at any time by mailing a check directly to the Transfer Agent. The Fund does not issue share certificates.

     Shareholders considering transferring their Class I or Class A shares from a selected securities dealer or other financial intermediary to another brokerage firm or financial institution should be aware that, if the firm to which the Class I or Class A shares are to be transferred will not take delivery of shares of the Fund, a shareholder either must redeem the Class I or Class A shares so that the cash proceeds can be transferred to the account at the new firm or such shareholder must continue to maintain an Investment Account at the Transfer Agent for those shares.

     Shareholders interested in transferring their Class B or Class C shares from a selected securities dealer or other financial intermediary and who do not wish to have an investment account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder at the Transfer Agent.

     Certain shareholder services may not be available for the transferred shares. After the transfer, the shareholder may purchase additional shares of funds owned before the transfer, and all future trading of these assets must be coordinated by the new firm.

     Shareholders considering transferring a tax-deferred retirement account, such as an individual retirement account, from a selected securities dealer or other financial intermediary to another brokerage firm or financial institution should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of a Fund, a shareholder must either redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at a selected securities dealer or other financial intermediary for those shares.

EXCHANGE PRIVILEGE

     Shareholders of each class of shares of each Fund have an exchange privilege with the same class of shares of the other Funds. Shares with a net
asset value of at least $     are required to qualify for the exchange privilege
and any shares used in an exchange must have been held by the shareholder for at least 15 days. Exercise of the exchange privilege is treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes.

     To exercise the exchange privilege, a shareholder should contact his or her financial consultant, who will advise the relevant Fund of the exchange. Shareholders of a Fund may exercise the exchange privilege by wire through their selected securities dealers or other financial intermediaries. Each Fund reserves the right to require a properly completed Exchange Application. This exchange privilege may be modified or terminated in accordance with the rules of the Commission. The Funds reserve the right to limit the number of times an investor may exercise the exchange privilege. Certain funds may suspend the continuous offering of their shares to the general public at any time and may thereafter resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made. The Funds may refuse to permit exchanges to prevent shareholders from market-timing a Fund.

RETIREMENT PLANS

     The minimum initial purchase to establish a retirement plan is $100. Dividends received in retirement plans are exempt from Federal taxation until distributed from the plans. Different tax rules apply to Roth IRA plans and educational savings plans. Investors considering participation in any retirement or education savings plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

AUTOMATIC INVESTMENT PLANS

     A shareholder may make additions to an investment account at any time by purchasing shares at the applicable public offering price. These purchases may be made either through the shareholder's securities dealer or by mail directly to the Transfer Agent, acting as agent for such securities dealer. You may also add to your account by automatically investing a specific amount in a Fund on a periodic basis through your selected securities dealer or other financial intermediary. The current minimum for such automatic additional investments is $100. This minimum may be waived or revised under certain circumstances.

AUTOMATIC DIVIDEND REINVESTMENT PLAN

     Shareholders may, at any time, by written notification to their selected securities dealer or other financial intermediary if their account is maintained with a selected securities dealer or other financial intermediary, or by written
notification or by telephone (1-800-          ) to the Transfer Agent, if their
account is maintained with the Transfer Agent, elect to have subsequent dividends of ordinary income and/or capital gains paid with respect to shares of a Fund in cash, rather than reinvested in shares of the Fund (provided that, in the event that a payment on an account maintained at the Transfer Agent would amount to $10.00 or less, a shareholder will not receive such payment in cash and such payment will automatically be reinvested in additional shares). Commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected. The Funds are not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed dividend checks. Cash payments can also be directly deposited to the shareholder's bank account.

SYSTEMATIC WITHDRAWAL PLANS

     A shareholder may elect to receive systematic withdrawals from his or her investment account by check or through automatic payment by direct deposit to his or her bank account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired shares of a Fund having a value, based on cost or the current offering price, of
$          or more, and monthly withdrawals are available for shareholders with
shares having a value of $          or more.

     At the time of each withdrawal payment, sufficient shares are redeemed from those on deposit in the shareholder's account to provide the withdrawal payment specified by the shareholder. The shareholder may specify the dollar amount to be redeemed. Redemptions will be made at net asset value as of the close of regular trading on the NYSE (generally, the NYSE closes at 4:00 p.m., Eastern
time) on the      day of each month or the      day of the last month of each
quarter, whichever is applicable. If the NYSE is not open for business on such date, the shares will be redeemed at the net asset value determined after the close of regular trading on the NYSE on the following business day. The check for the withdrawal payment will be mailed, or the direct deposit for withdrawal payment will be made, on the next business day following redemption. When a shareholder is making systematic withdrawals, dividends on all shares in the investment account are reinvested automatically in Fund shares. A shareholder's systematic withdrawal plan may be terminated at any time, without a charge or penalty, by the shareholder, the Trust, the Transfer Agent or the Distributor.

     With respect to redemptions of Class B and Class C shares pursuant to a systematic withdrawal plan, the maximum number of Class B or Class C shares that
can be redeemed from an account annually shall not exceed   % of the value of
shares of such class in that account at the time the election to join the systematic withdrawal plan was made. Any CDSC that otherwise might be due on such redemption of Class B or Class C shares will be waived. Shares redeemed pursuant to a systematic withdrawal plan will be redeemed in the same order as Class B or Class C shares are otherwise redeemed. See "Purchase of
Shares -- Deferred Sales Charge Alternatives -- Class B and Class C Shares." Where the systematic withdrawal plan is applied to Class B shares, upon conversion of the last Class B shares in an account to Class A shares, a shareholder must make a new election to join the systematic withdrawal program with respect to the Class A shares. If an investor wishes to change the amount being withdrawn in a systematic withdrawal plan, the investor should contact
                    .

     Withdrawal payments should not be considered dividends. Each withdrawal is a taxable event. If periodic withdrawals continuously exceed reinvested dividends, the shareholder's original investment may be reduced correspondingly. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. The Fund will not knowingly accept purchase orders for shares of the Fund from investors who maintain a systematic withdrawal plan unless such purchase is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. Periodic investments may not be made into an investment account in which the shareholder has elected to make systematic withdrawals.

                            DIVIDENDS AND TAX STATUS

     Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Qualification as a regulated investment company requires, among other things, that (1) at least 90% of each Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from payments with respect to securities loans, interest, dividends and gains from the sale or other disposition of stock, securities, or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (2) each Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). In addition, in order not to be subject to federal taxation, each Fund must distribute to its shareholders at least 90% of its investment company taxable income earned in each year.

     A Fund is required to pay an excise tax to the extent it does not distribute to its shareholders during any calendar year at least 98% of its ordinary income for that calendar year, 98% of the excess of its capital gains over its capital losses for the one-year period ending October 31 in such calendar year, and all undistributed ordinary income and capital gains for the preceding respective one-year period. The Funds intend to meet these distribution requirements to avoid excise tax liability. The Funds also intend to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of a Fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal income tax purposes.

     In determining the extent to which a Fund's dividends may be eligible for the 70% dividends received deduction by corporate shareholders, interest income, capital gain net income, gain or loss from Section 1256 contracts, dividend income from foreign corporations and income from other sources will not constitute qualified dividends. Corporate shareholders should consult their tax advisors regarding other requirements applicable to the dividends received deduction.

     Special rules apply to the treatment of certain forward foreign currency exchange contracts (Section 1256 contracts). At the end of each year, such investments held by a Fund must be "marked to market" for federal income tax purposes; that is, treated as having been sold at their fair market value. Except to the extent that such gains or losses are treated as "Section 988" gains or losses, as described below, sixty percent of any gain or loss recognized on these "deemed sales" and on actual dispositions may be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

     Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on forward foreign currency exchange contracts or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition are also treated as ordinary gain or loss. These gains, referred to as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the Fund's net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions, and any ordinary dividend distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing the basis of each shareholder's shares.

     Any loss realized on a sale, redemption or exchange of shares of a Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares received in connection with the payment of a dividend by a Fund constitute a replacement of shares.

     The per share dividends on Class B and Class C shares will be lower than the per share dividends on Class I and Class A shares of the same Fund, as a result of the account maintenance and distribution fees applicable to the Class B and Class C shares. Similarly, the per share dividends on Class A shares will be lower than the per share dividends on Class I shares as a result of the account maintenance fees applicable with respect to the Class A shares. The per share distributions of net capital gains, if any, will be paid in the same amount for each class of the same Fund.

                                PERFORMANCE DATA

     From time to time the Funds may include average annual total return and other total return data in advertisements or information furnished to present or prospective shareholders. Total return figures are based on a Fund's historical performance and are not intended to indicate future performance. Average annual total return is determined separately for each class of shares of each Multi-Class Fund in accordance with a formula specified by the Commission.

     Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class A shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period as in the case of Class B and Class C shares. Dividends paid by each Fund with respect to all shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that account maintenance and the distribution charges and any incremental transfer agency costs relating to each class of shares of the Multi-Class Funds will be borne exclusively by that class.

     The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. A Fund's total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical $1,000 investment in a Fund at the beginning of each specified period.

     In order to reflect the reduced sales charges in the case of Class A shares or the waiver of the CDSC in the case of Class B or Class C shares applicable to certain investors, as described under "Purchase of Shares" and "Redemption of Shares," respectively, the total return data quoted by a Fund in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may take into account the waiver of the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses is deducted.

     The Funds were organized to acquire the assets and liabilities of Mercury HW Large Cap Value Fund, Mercury HW Mid-Cap Value Fund, Mercury HW Small Cap Value Fund and Mercury HW Equity Fund for Insurance Companies (the "Mercury HW Funds"). If the assets and liabilities of the Mercury HW Funds are transferred to the respective Funds in exchange for shares of the Funds, the Funds, as the accounting survivors of this reorganization, will include in their performance the performance of the Mercury HW Funds.

     In advertising and sales literature, a Fund may compare its performance to that of various broad market indexes, including without limitation the Standard & Poor's 500 Composite Stock Price Index, Russell Midcap Index, Russell 2000 Index and other published indexes. When comparing its performance to a market index, a Fund may refer to various statistical measures derived from the historic performance of the Fund and the index, such as standard deviation and beta. In addition, a Fund may refer in advertising or sales literature to (i) mutual fund performance ratings, rankings and comparisons (including risk-adjusted ratings, rankings and comparisons), (ii) other comparisons of mutual fund data including assets, expenses, fees and other data, and (iii) other discussions reported in or assigned by Barron's, Business Week, CDA Investment Technology, Inc., Financial World, Forbes Magazine, Fortune Magazine, Lipper Inc., Money Magazine, U.S. News & World Report, The Wall Street Journal and other industry publications. A Fund may also make reference to awards that may be given to the Advisor. As with other performance data, performance comparisons should not be considered indicative of a Fund's relative performance for any future period.

     A Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of a Fund's portfolio composition, investment philosophy, strategy or investment techniques, comparisons of a Fund's performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. A Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES

     The Large Cap Value Fund, Mid-Cap Value Fund and Small Cap Value Fund each offer four classes of shares: Class I shares, Class A shares, Class B shares and Class C shares. The Equity Fund for Insurance Companies offers a single class of shares.

     The Agreement and Declaration of Trust permits the Trustees to establish and designate separate portfolios or funds of the Trust holding the assets of the Trust, the beneficial interests in each of which are represented by a separate series of shares. The Trustees are permitted to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the particular Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share, except that the Class A, B and C shares are subject to distribution and/or account maintenance fees payable under the Distribution Plans. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional classes of shares. The Board of Trustees has created four series of shares, and may create additional series in the future, which have separate assets and liabilities.

     The Agreement and Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Agreement and Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Agreement and Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

     Ten shareholders holding the lesser of $25,000 worth or one percent of the Trust's shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders.

     The Trust or any Fund may be terminated if approved by the vote of a majority of the Trustees. If not so terminated, the Trust will continue indefinitely.

     Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

     Common expenses incurred by the Trust are allocated among the Funds based upon relative net assets or evenly among the Funds, depending on the nature of the expenditure.

     Except for any amendment that is required to be approved by shareholders by the 1940 Act or by this registration statement, the Trustees may, without shareholder vote, restate, amend or otherwise supplement the Agreement and Declaration of Trust. The holders of shares have no preemptive or conversion rights. Shares when issued pursuant to the prospectus of a Fund are fully paid and non-assessable.

ISSUANCE OF FUND SHARES FOR SECURITIES

     Investors may purchase Fund shares for consideration consisting of securities rather than cash when, in the judgment of the Advisor, the securities: (a) meet the investment objective and policies of the Fund, (b) are liquid and not subject to restrictions on resale, and (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market.

REDEMPTION IN KIND

     If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly in cash, a Fund may pay the redemption price in part by a distribution in kind of readily marketable securities from the portfolio of the Fund, in lieu of cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90 day period for any one shareholder. Should redemptions by any shareholder exceed such limitation the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.

INDEPENDENT AUDITORS

               ,             , has been selected as the independent auditors of
the Funds. The independent auditors are responsible for auditing the annual financial statements of the Funds.

CUSTODIAN

     Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109-3661, acts as custodian of each Fund's assets (the "Custodian"). The Custodian is responsible for safeguarding and controlling a Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.

TRANSFER AGENT

     Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly-owned subsidiary of Merrill Lynch & Co., acts as the Funds' Transfer Agent pursuant to a transfer agency, dividend disbursing agency and shareholder servicing agency agreement. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.

LEGAL COUNSEL

     Gardner, Carton & Douglas, 321 North Clark Street, Chicago, Illinois 60610, is counsel for the Funds.

REPORTS TO SHAREHOLDERS

     The fiscal year of each Fund ends on June 30 of each year. Each Fund sends to its shareholders at least semi-annually reports showing the Fund's portfolio and other information. An annual report containing financial statements audited by independent auditors is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.

SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to a Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

ADDITIONAL INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Trust has filed with the Commission, Washington, D.C., under the Securities Act and the 1940 Act, to which reference is hereby made.

PRINCIPAL HOLDERS

     As of             , 2001, the Advisor owned all of the Trust's outstanding
shares and thus controls each Fund.

[INSERT STATEMENT OF ASSETS AND LIABILITIES AND AUDITOR'S REPORT]

                       APPENDIX -- DESCRIPTION OF RATINGS

MOODY'S INVESTORS SERVICE

BOND RATINGS:

"Aaa" -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

"A" -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

"Baa" -- Bonds which are rated Baa are considered as medium-grade obligations (that is, they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers "1," "2" and "3" in each generic rating classification from Aa through Baa. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the company ranks in the lower end of that generic rating category.

SHORT-TERM DEBT RATINGS:

Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.

"PRIME-1" -- Issuers rated "Prime-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of these characteristics:
     - Leading market positions in well-established industries.
     - High rates of return on funds employed.
     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

"PRIME-2" -- Issuers rated "Prime-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

BOND RATINGS:

"AAA" -- An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA" -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its commitment on the obligation.

COMMERCIAL PAPER RATINGS:

"A-1" -- This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

"A-2" -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. AND DUFF & PHELPS CREDIT RATING CO.

BOND RATINGS:

"AAA" -- Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

"AA" -- Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A" -- High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

"BBB" -- Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

PLUS (+) MINUS (--) -- Plus and minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to short-term ratings other than "F1."

SHORT-TERM DEBT RATINGS:

"F1" -- Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

"F2" -- Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

"F3" -- Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                                     PART C
                               OTHER INFORMATION

ITEM 23.  EXHIBITS
                 (a)(1)   Agreement and Declaration of Trust*
                    (2)   Certificate of Trust*
                 (b)      By-Laws*
                 (c)      Instruments Defining Rights of Shareholders*
                 (d)      (1)     Investment Advisory Agreement relating to the
                                  Hotchkis and Wiley Large Cap Value Fund**
                          (2)     Investment Advisory Agreement relating to the
                                  Hotchkis and Wiley Small Cap Value Fund**
                          (3)     Investment Advisory Agreement relating to the
                                  Hotchkis and Wiley Mid-Cap Value Fund**
                          (4)     Investment Advisory Agreement relating to the
                                  Hotchkis and Wiley Equity Fund for Insurance
                                  Companies**

                 (e)      Distribution Agreement**
                 (g)      Custodian Agreement**
                 (h)      (1)  Accounting Services Agreement**
                          (2) License Agreement with Hotchkis and Wiley Capital Management, LLC**
                          (3) Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement**
                          (4)  Expense Cap Agreement**
                 (i)      Legal opinion**
                 (j)      Consent of Independent Accountants**
                 (l)      Initial Capital Agreement**
                 (m)      Distribution Plan**
                 (n)      Rule 18f-3 Plan**
                 (p)      Code of Ethics**

----------------------------
*        Filed herewith.
**       To be filed by amendment.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

          Hotchkis and Wiley Capital Management, LLC will supply the initial capital and thus will control the Fund.

ITEM 25.  INDEMNIFICATION

                As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act"), and pursuant to Sections 2, 3 and 4 of
Article VII of the Registrant's Declaration of Trust (Exhibit (a)(1) to this Registrant Statement), Trustees, officers, employees and agents of the Trust will be indemnified to the maximum extent permitted by Delaware law and the 1940 Act.

                Article VII, Sections 2 and 3 provide, inter alia, that no Trustee, officer, employee or agent of the Registrant shall be liable to the Registrant, its holders, or to any other Trustee, officer, employee or agent thereof for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

                Article VII, Section 2 of the Registrant's Declaration of Trust provides:

                Section 2. Indemnification and Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this
Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, adviser, sub-adviser or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust and any Person who is serving or has served at the Trust's request as a director, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the Series that such person extended credit to, contracted with or has a claim against, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or her capacity as Trustee or Trustees and such Trustee or Trustees shall not be personally liable thereon. At the Trustees' discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on liability of Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust by a Trustee or Trustees in such capacity and not individually or by an officer or officers in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officers or Shareholders individually.

                Article II, Section 3 of the Registrant's By-laws further provides:

        Section 3. Limitations, Settlements. No indemnification shall be provided hereunder to an agent:

                (1) who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

                (2) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

                (i) by the court or other body before which the proceeding was brought;

                (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or
                        (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

                As permitted by Article VII, Section 4, the Trustees may maintain insurance for Trustees, officers, employees and agents in the amount the Trustees deem adequate.

                The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Bylaws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

        Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since July 1, 1999 for his, her or its own account or in the capacity of director, officer, partner or trustee.

      Name                              Position(s) with              Other Substantial Business, Profession,
                                     the Investment Adviser                   Vocation or Employment
George H. Davis, Jr.                 Chief Executive Officer          Member of Hotchkis and Wiley Capital Management, LLC
                                                                      (2001-present); Managing Director of Merrill Lynch
                                                                      Investment Managers, L.P. (1996-2001)

Nancy D. Celick                      Chief Operating Officer          Member of Hotchkis and Wiley Capital Management, LLC
                                                                      (2001-present); First Vice President of Merrill Lynch
                                                                      Investment Managers, L.P. (1996-2001)

ITEM 27.  PRINCIPAL UNDERWRITERS

         a. Stephens Inc. ("Stephens"), distributor for the Registrant, does not presently act as investment advisor for any other registered investment companies, but does act as principal underwriter for Barclays Global Investors Funds, Inc; Nations Fund, Inc.; Nations Fund Trust; Nations Reserves; Nations Funds Trust; Nations Annuity Trust; Wells Fargo Variable Trust and Wells Fargo Funds Trust; and is the exclusive placement agent for Nations Master Investment Portfolio and Wells Fargo Core Trust, all of which are registered open-end management investment companies.

         b. Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file No. 501-15510).

         c. Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant or Registrant's investment adviser, 725 S. Figueroa Street, Suite 3900, Los Angeles, California 90017, or Registrant's transfer agent, Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, or Registrant's custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109.

ITEM 29.  MANAGEMENT SERVICES


         Not applicable.

ITEM 30.  UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California, on the 30th day of August, 2001.

                                             HOTCHKIS AND WILEY FUNDS

                                             By:     /s/ NANCY D. CELICK
                                                -------------------------------
                                                         Nancy D. Celick
                                                             President

       Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


        Signature                                       Title                            Date
        ---------                                       -----                            ----



   /s/   NANCY D. CELICK                   Trustee and Principal Executive         August 30, 2001
----------------------------------------               Officer
         Nancy D. Celick


   /s/   ANNA MARIE LOPEZ                  Trustee and Principal Financial and     August 30, 2001
----------------------------------------           Accounting Officer
         Anna Marie Lopez

   /s/   GEORGE H. DAVIS, JR.                          Trustee                     August 30, 2001
----------------------------------------
         George H. Davis, Jr.

                            HOTCHKIS AND WILEY FUNDS

                                 EXHIBIT INDEX

Exhibit
Number                         Description
-------                        ----------

(a)(1) Agreement and Declaration of Trust
   (2) Certificate of Trust

(b)    By-Laws

(c)    Instruments Defining Rights of Shareholders